UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: April 30, 2011

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund. The remaining series of the Registrant, MFS Sector Rotational Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Lifetime® Funds

MFS® Lifetime® Retirement Income Fund

MFS® Lifetime® 2010 Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2050 Fund

ANNUAL REPORT

April 30, 2011

LTF-ANN

MFS® LIFETIME FUNDS

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (1-202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members and amid a weakening trend in the global macroeconomic data. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic

that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the
many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Retirement Income Fund

Portfolio target allocation

Portfolio holdings

MFS Research Bond Fund

22.1%

MFS Limited Maturity Fund

20.0%

MFS Government Securities Fund

10.0%

MFS Inflation-Adjusted Bond Fund

10.0%

MFS Research Fund

8.0%

MFS Global Bond Fund

5.0%

MFS Research International Fund

3.0%

MFS Mid Cap Value Fund

3.0%

MFS High Income Fund

3.0%

MFS Mid Cap Growth Fund

3.0%

MFS Value Fund

2.0%

MFS New Discovery Fund

2.0%

MFS Divsified Target Return Fund

2.0%

MFS Core Growth Fund

2.0%

MFS Global Real Estate Fund

1.0%

MFS Emerging Markets Debt Fund

1.0%

MFS Commodity Strategy Fund

1.0%

MFS International Value Fund

1.0%

MFS International Growth Fund

1.0%

Cash & Other Net Assets

(0.1)%

Portfolio actual allocation

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 4/30/11.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2010 Fund

Portfolio target allocation

Portfolio holdings

MFS Research Bond Fund

22.0%

MFS Limited Maturity Fund

20.0%

MFS Inflation-Adjusted Bond Fund

10.0%

MFS Government Securities Fund

10.0%

MFS Research Fund

8.0%

MFS Global Bond Fund

5.0%

MFS Mid Cap Growth Fund

3.0%

MFS Research International Fund

3.0%

MFS Mid Cap Value Fund

3.0%

MFS High Income Fund

3.0%

MFS New Discovery Fund

2.0%

MFS Divsified Target Return Fund

2.0%

MFS Value Fund

2.0%

MFS Core Growth Fund

2.0%

MFS Commodity Strategy Fund

1.0%

MFS Global Real Estate Fund

1.0%

MFS Emerging Markets Debt Fund

1.0%

MFS International Growth Fund

1.0%

MFS International Value Fund

1.0%

Cash & Other Net Assets (o)

(0.0)%

Portfolio actual allocation

(o)
Less than 0.1%.

From time to time “Cash & Other Net
Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets
as of 4/30/11.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings

MFS Research Bond Fund

12.5%

MFS Government Securities Fund

10.0%

MFS Value Fund

7.8%

MFS Research Fund

7.8%

MFS Core Growth Fund

7.8%

MFS Mid Cap Value Fund

6.7%

MFS Mid Cap Growth Fund

6.7%

MFS Research International Fund

5.8%

MFS Inflation-Adjusted Bond Fund

5.5%

MFS Global Bond Fund

5.0%

MFS High Income Fund

5.0%

MFS Emerging Markets Debt Fund

3.0%

MFS International Value Fund

2.9%

MFS New Discovery Fund

2.9%

MFS International Growth Fund

2.9%

MFS Commodity Strategy Fund

2.7%

MFS Global Real Estate Fund

1.9%

MFS Limited Maturity Fund

1.1%

MFS Divsified Target Return Fund

1.1%

MFS International New Discovery Fund

0.9%

Cash & Other Net Assets (o)

(0.0)%

Portfolio actual allocation

(o)
Less than 0.1%.

From time to time “Cash & Other Net
Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets
as of 4/30/11.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings

MFS Value Fund

11.5%

MFS Core Growth Fund

11.5%

MFS Mid Cap Value Fund

9.4%

MFS Mid Cap Growth Fund

9.4%

MFS Research Fund

8.0%

MFS Research International Fund

7.4%

MFS International Value Fund

5.9%

MFS International Growth Fund

5.9%

MFS New Discovery Fund

4.4%

MFS Commodity Strategy Fund

4.4%

MFS Inflation-Adjusted Bond Fund

3.9%

MFS Global Real Estate Fund

3.9%

MFS International New Discovery Fund

2.9%

MFS High Income Fund

2.8%

MFS Research Bond Fund

2.8%

MFS Global Bond Fund

2.2%

MFS Emerging Markets Debt Fund

1.7%

MFS Emerging Markets Equity Fund

1.4%

MFS Divsified Target Return Fund

0.6%

Cash & Other Net Assets (o)

(0.0)%

Portfolio actual allocation

(o)
Less than 0.1%.

From time to time “Cash & Other Net
Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets
as of 4/30/11.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings

MFS Value Fund

12.0%

MFS Core Growth Fund

12.0%

MFS Mid Cap Value Fund

10.0%

MFS Mid Cap Growth Fund

10.0%

MFS Research International Fund

8.0%

MFS Research Fund

8.0%

MFS International Value Fund

7.0%

MFS International Growth Fund

7.0%

MFS New Discovery Fund

5.0%

MFS Global Real Estate Fund

5.0%

MFS Commodity Strategy Fund

5.0%

MFS International New Discovery Fund

4.0%

MFS Inflation-Adjusted Bond Fund

2.5%

MFS Research Bond Fund

2.5%

MFS Emerging Markets Equity Fund

2.0%

Cash & Other Net Assets (o)

(0.0)%

Portfolio actual allocation

(o)
Less than 0.1%.

From time to time “Cash & Other Net
Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets
as of 4/30/11.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio holdings

MFS Core Growth Fund

12.1%

MFS Value Fund

12.1%

MFS Mid Cap Value Fund

10.1%

MFS Mid Cap Growth Fund

10.0%

MFS Research International Fund

8.1%

MFS Research Fund

8.0%

MFS International Value Fund

7.1%

MFS International Growth Fund

7.0%

MFS Commodity Strategy Fund

5.1%

MFS New Discovery Fund

5.0%

MFS Global Real Estate Fund

5.0%

MFS International New Discovery Fund

4.0%

MFS Research Bond Fund

2.5%

MFS Inflation-Adjusted Bond Fund

2.5%

MFS Emerging Markets Equity Fund

2.0%

Cash & Other Net Assets

(0.6)%

Portfolio actual allocation

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 4/30/11.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Market environment

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, the second and third quarters of 2010 witnessed heightened risk aversion. This “risk-off” environment derived from a much greater concern surrounding the public-debt profiles of several of the peripheral European countries, as well as a weakening trend in global macroeconomic data. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

Towards the middle of the period, the U.S. Federal Reserve (the Fed) indicated that further monetary loosening would be forthcoming if macroeconomic activity did not show signs of improvement. The prospects for, and subsequent implementation of, more easing by the Fed improved market sentiment and drove risk-asset prices markedly higher. The December agreement on a surprisingly large (relative to expectations) expansionary U.S. fiscal package also boosted sentiment. During the subsequent several months, the renewed positive market sentiment, coupled with better indications of global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose amidst the more “risk-seeking” environment, but fell modestly as the period came to a close.

MFS Lifetime Retirement Income Fund

Summary of results

For the twelve
months ended April 30, 2011, Class A shares of the MFS Lifetime Retirement Income Fund (the “fund”) provided a total return of 9.81%, at net asset value. This compares with a return of 5.36% for the fund’s benchmark, the
Barclays Capital U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime Retirement Income Fund Blended Index (the “Blended Index”), generated a return of 9.02%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Contributors to performance

The fund’s allocation to equity funds, particularly the MFS Research Fund, MFS New Discovery Fund, and MFS Mid Cap Growth Fund, was the principal contributor to performance relative to the Blended
Index. The fund’s investment in the MFS Research International Fund and MFS Mid Cap Value Fund further supported positive results.

Detractors from performance

During
the reporting period, the fund’s allocation to fixed income funds, particularly to the MFS Limited Maturity Fund, detracted from performance relative to the Blended Index.

MFS Lifetime 2010 Fund

Summary of results

For the twelve months ended April 30, 2011, Class A shares of the MFS Lifetime 2010 Fund (the “fund”) provided a total return of
9.73%, at net asset value. This compares with a return of 5.36% for the fund’s benchmark, the Barclays Capital U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime 2010 Fund Blended Index (the “Blended Index”),
generated a return of 8.91%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Contributors
to performance

During the reporting period, the principal contributor to performance relative to the Blended Index was the fund’s allocation to equity funds, particularly the MFS Research Fund, MFS New Discovery Fund, and MFS Mid Cap Growth Fund. The fund’s investment in the MFS Research International Fund and MFS Mid Cap Value Fund, which outperformed the broader market, was also positive for relative returns.

Detractors from performance

The fund’s allocation to several fixed income funds, particularly to the MFS Limited Maturity Fund and the MFS Research Bond Fund, detracted from performance relative to the Blended Index.

MFS Lifetime 2020 Fund

Summary of results

For the twelve
months ended April 30, 2011, Class A shares of the MFS Lifetime 2020 Fund (the “fund”) provided a total return of 15.11%, at net asset value. This compares with a return of 17.22% for the fund’s benchmark, the
Standard & Poor’s 500

Management Review – continued

Stock Index. The fund’s other benchmark, the MFS Lifetime 2020 Fund Blended Index (the “Blended Index”), generated a return of 13.05%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended
Index are set forth in the Performance Summary.

Detractors from performance

The principal detractor from the fund’s performance relative to the Blended Index was the fund’s allocation to fixed income funds, particularly to the MFS Government Securities Fund, MFS Global Bond Fund, and MFS Research Bond Fund.

Contributors to performance

During the reporting period, the fund’s allocation to equity funds, particularly the MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, and MFS
Research International Fund contributed to relative performance. The fund’s investment in the MFS New Discovery Fund, which significantly outperformed its respective benchmark, the Russell 2000 Growth Index, was also a positive contributor to relative returns.

MFS Lifetime 2030 Fund

Summary of results

For the twelve months ended April 30, 2011, Class A
shares of the MFS Lifetime 2030 Fund (the “fund”) provided a total return of 19.70%, at net asset value. This compares with a return of 17.22% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2030 Fund Blended Index (the “Blended Index”), generated a return of 17.07%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Contributors to performance

During
the reporting period, the principal contributor to performance relative to the Blended Index was the fund’s allocation to equity funds, particularly to the MFS New Discovery Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, and MFS
Research International Fund.

Detractors from performance

The fund’s allocation to fixed income funds, particularly to the MFS Global Bond Fund and MFS Inflation-Adjusted Bond Fund held back performance relative to the Blended Index.

MFS Lifetime 2040 Fund

Summary of results

For the twelve months ended April 30, 2011, Class A shares of the MFS Lifetime 2040 Fund (the “fund”) provided a total return of 20.78%, at net asset value. This compares with a return of 17.22% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2040 Fund Blended Index (the
“Blended Index”), generated a return of 18.31%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Contributors to performance

During the reporting period, the key driver of
performance relative to the Blended Index was the fund’s allocation to equity funds, particularly to the MFS New Discovery Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, and MFS Research International Fund.

Detractors from performance

The
fund’s allocation to fixed income funds, particularly to the MFS Research Bond Fund and MFS Inflation-Adjusted Bond Fund, held back relative performance.

MFS Lifetime 2050 Fund

Summary of results

For the reporting period September 15, 2010 to April 30, 2011, Class A shares of the MFS Lifetime 2050 Fund (the “fund”) provided a total return of 22.20%, at net asset value. This compares with a return of 23.03% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2050 Fund Blended Index (the
“Blended Index”), generated a return of 20.81%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Management Review – continued

Detractors from performance

The fund’s allocation to fixed income funds, particularly to the MFS Research Bond Fund and MFS Inflation-Adjusted Bond Fund, held back relative performance.

Contributors to performance

During
the reporting period, the key driver of performance relative to the Blended Index was the fund’s allocation to equity funds, particularly to the MFS New Discovery Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, and MFS Research
International Fund.

Respectfully,

Joseph Flaherty

Portfolio Manager

Note to Shareholders: In April 2011, the Board of Trustees of the funds approved revisions to the target asset class allocations, underlying fund selections and underlying fund target weightings of the funds. These revisions are expected to occur on or before July 1, 2011.

The views expressed in this report are
those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/11

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS Lifetime Retirement Income Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/11

Without sales charge

Share class

Class inception date

1-yr

5-yr

Life (t)

A

9/29/05

9.81%

6.58%

6.30%

B

9/29/05

8.99%

5.87%

5.59%

C

9/29/05

8.89%

5.85%

5.57%

I

9/29/05

10.07%

6.92%

6.64%

R1

9/29/05

8.89%

5.83%

5.54%

R2

9/29/05

9.53%

6.34%

6.05%

R3

9/29/05

9.70%

6.59%

6.30%

R4

9/29/05

9.97%

6.89%

6.60%

Comparative benchmarks

Barclays Capital U.S. Aggregate Bond Index (f)

5.36%

6.33%

5.53%

MFS Lifetime Retirement Income Fund Blended Index (f)*

9.02%

6.41%

5.99%

With sales charge

A With Initial Sales Charge (5.75%)

3.49%

5.32%

5.17%

B With CDSC (Declining over six years from 4% to 0%) (x)

4.99%

5.55%

5.45%

C With CDSC (1% for 12 months) (x)

7.89%

5.85%

5.57%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)
Source: FactSet Research Systems Inc.

(t)
For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)

(x)
Assuming redemption at the end of the applicable period.

*
The table below depicts the individual component weights (in percent) of the blended benchmark (MFS Lifetime Retirement Income Fund Blended Index) at the beginning and at the end of the reporting period:

4/30/11

4/30/10

Barclays Capital U.S. Aggregate Bond Index

73.00%

72.20%

Standard & Poor’s 500 Stock Index

20.00%

21.40%

MSCI EAFE Index

5.00%

5.40%

FTSE EPRA/NAREIT Developed Real Estate Index

1.00%

1.00%

Dow Jones-UBS Commodity Index

1.00%

N/A

Performance Summary – continued

MFS Lifetime 2010 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/11

Without sales charge

Share class

Class inception date

1-yr

5-yr

Life (t)

A

9/29/05

9.73%

6.21%

6.41%

B

9/29/05

8.91%

5.48%

5.69%

C

9/29/05

8.98%

5.46%

5.66%

I

9/29/05

10.01%

6.52%

6.73%

R1

9/29/05

8.92%

5.42%

5.62%

R2

9/29/05

9.42%

5.93%

6.12%

R3

9/29/05

9.74%

6.20%

6.40%

R4

9/29/05

9.93%

6.48%

6.68%

Comparative benchmarks

Barclays Capital U.S. Aggregate Bond Index (f)

5.36%

6.33%

5.53%

MFS Lifetime 2010 Fund Blended Index (f)*

8.91%

5.67%

5.76%

With sales charge

A With Initial Sales Charge (5.75%)

3.42%

4.96%

5.29%

B With CDSC (Declining over six years from 4% to 0%) (x)

4.91%

5.16%

5.55%

C With CDSC (1% for 12 months) (x)

7.98%

5.46%

5.66%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)
Source: FactSet Research Systems Inc.

(t)
For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)

(x)
Assuming redemption at the end of the applicable period.

*
The weights of the components of the blended benchmark (MFS Lifetime 2010 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

4/30/11

4/30/10

Barclays Capital U.S. Aggregate Bond Index

73.00%

71.11%

Standard & Poor’s 500 Stock Index

20.00%

22.19%

MSCI EAFE Index

5.00%

5.70%

FTSE EPRA/NAREIT Developed Real Estate Index

1.00%

1.00%

Dow Jones-UBS Commodity Index

1.00%

N/A

Performance Summary – continued

MFS Lifetime 2020 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/11

Without sales charge

Share class

Class inception date

1-yr

5-yr

Life (t)

A

9/29/05

15.11%

4.49%

5.82%

B

9/29/05

14.23%

3.75%

5.08%

C

9/29/05

14.27%

3.75%

5.09%

I

9/29/05

15.39%

4.79%

6.13%

R1

9/29/05

14.26%

3.72%

5.05%

R2

9/29/05

14.84%

4.23%

5.56%

R3

9/29/05

15.18%

4.48%

5.83%

R4

9/29/05

15.29%

4.75%

6.09%

Comparative benchmarks

Standard & Poor’s 500 Stock Index (f)

17.22%

2.95%

4.20%

MFS Lifetime 2020 Fund Blended Index (f)*

13.05%

3.94%

5.11%

With sales charge

A With Initial Sales Charge (5.75%)

8.49%

3.26%

4.70%

B With CDSC (Declining over six years from 4% to 0%) (x)

10.23%

3.40%

4.93%

C With CDSC (1% for 12 months) (x)

13.27%

3.75%

5.09%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)
Source: FactSet Research Systems Inc.

(t)
For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)

(x)
Assuming redemption at the end of the applicable period.

*
The weights of the components of the blended benchmark (MFS Lifetime 2020 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

4/30/11

4/30/10

Barclays Capital U.S. Aggregate Bond Index

43.00%

38.59%

Standard & Poor’s 500 Stock Index

39.80%

45.29%

MSCI EAFE Index

12.50%

14.01%

FTSE EPRA/NAREIT Developed Real Estate Index

1.90%

2.11%

Dow Jones-UBS Commodity Index

2.80%

N/A

Performance Summary – continued

MFS Lifetime 2030 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/11

Without sales charge

Share class

Class inception date

1-yr

5-yr

Life (t)

A

9/29/05

19.70%

3.35%

5.23%

B

9/29/05

18.69%

2.61%

4.49%

C

9/29/05

18.81%

2.61%

4.50%

I

9/29/05

19.85%

3.64%

5.54%

R1

9/29/05

18.76%

2.58%

4.45%

R2

9/29/05

19.38%

3.08%

4.95%

R3

9/29/05

19.73%

3.34%

5.21%

R4

9/29/05

19.87%

3.60%

5.49%

Comparative benchmarks

Standard & Poor’s 500 Stock Index (f)

17.22%

2.95%

4.20%

MFS Lifetime 2030 Fund Blended Index (f)*

17.07%

2.93%

4.55%

With sales charge

A With Initial Sales Charge (5.75%)

12.82%

2.13%

4.12%

B With CDSC (Declining over six years from 4% to 0%) (x)

14.69%

2.25%

4.34%

C With CDSC (1% for 12 months) (x)

17.81%

2.61%

4.50%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)
Source: FactSet Research Systems Inc.

(t)
For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)

(x)
Assuming redemption at the end of the applicable period.

*
The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

4/30/11

4/30/10

Standard & Poor’s 500 Stock Index

54.33%

58.88%

MSCI EAFE Index

23.68%

24.95%

Barclays Capital U.S. Aggregate Bond Index

13.64%

12.06%

Dow Jones-UBS Commodity Index

4.45%

N/A

FTSE EPRA/NAREIT Developed Real Estate Index

3.90%

4.11%

Performance Summary – continued

MFS Lifetime 2040 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/11

Without sales charge

Share class

Class inception date

1-yr

5-yr

Life (t)

A

9/29/05

20.78%

3.12%

5.02%

B

9/29/05

20.00%

2.40%

4.31%

C

9/29/05

19.93%

2.41%

4.31%

I

9/29/05

21.16%

3.44%

5.35%

R1

9/29/05

19.90%

2.37%

4.26%

R2

9/29/05

20.58%

2.87%

4.78%

R3

9/29/05

20.78%

3.12%

5.03%

R4

9/29/05

21.05%

3.39%

5.31%

Comparative benchmarks

Standard & Poor’s 500 Stock Index (f)

17.22%

2.95%

4.20%

MFS Lifetime 2040 Fund Blended Index (f)*

18.31%

2.76%

4.40%

With sales charge

A With Initial Sales Charge (5.75%)

13.84%

1.90%

3.91%

B With CDSC (Declining over six years from 4% to 0%) (x)

16.00%

2.03%

4.16%

C With CDSC (1% for 12 months) (x)

18.93%

2.41%

4.31%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)
Source: FactSet Research Systems Inc.

(t)
For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)

(x)
Assuming redemption at the end of the applicable period.

*
The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

4/30/11

4/30/10

Standard & Poor’s 500 Stock Index

57.00%

62.00%

MSCI EAFE Index

28.00%

28.00%

Barclays Capital U.S. Aggregate Bond Index

5.00%

5.00%

FTSE EPRA/NAREIT Developed Real Estate Index

5.00%

5.00%

Dow Jones-UBS Commodity Index

5.00%

N/A

Performance Summary – continued

MFS Lifetime 2050 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/11

Without sales charge

Share class

Class inception date

Life (t)

A

9/15/10

22.20%

B

9/15/10

21.70%

C

9/15/10

21.70%

I

9/15/10

22.45%

R1

9/15/10

21.70%

R2

9/15/10

22.07%

R3

9/15/10

22.26%

R4

9/15/10

22.45%

Comparative benchmarks

Standard & Poor’s 500 Stock Index (f)

23.03%

MFS Lifetime 2050 Fund Blended Index (f)*

20.81%

With sales charge

A With Initial Sales Charge (5.75%)

15.18%

B With CDSC (Declining over six years from 4% to 0%) (x)

17.70%

C With CDSC (1% for 12 months) (x)

20.70%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)
Source: FactSet Research Systems Inc.

(t)
For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)

(x)
Assuming redemption at the end of the applicable period.

*
The weights of the components of the blended benchmark (MFS Lifetime 2050 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

4/30/11

4/30/10

Standard & Poor’s 500 Stock Index

57.00%

N/A

MSCI EAFE Index

28.00%

N/A

Barclays Capital U.S. Aggregate Bond Index

5.00%

N/A

FTSE EPRA/NAREIT Developed Real Estate Index

5.00%

N/A

Dow Jones-UBS Commodity Index

5.00%

N/A

Performance Summary – continued

Benchmark Definitions

Barclays Capital U.S. Aggregate Bond Index – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Dow Jones-UBS Commodity Index – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.

FTSE EPRA/NAREIT Developed Real Estate Index – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

MSCI EAFE (Europe,
Australasia, Far East) Index- a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average
annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, November 1, 2010 through April 30, 2011

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of certain underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through
April 30, 2011.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME RETIREMENT INCOME FUND

Share Class

Annualized Expense Ratio

Beginning Account Value 11/01/10

Ending Account Value 4/30/11

Expenses Paid During Period (p) 11/01/10-4/30/11

A

Actual

0.25%

$1,000.00

$1,050.32

$1.27

Hypothetical (h)

0.25%

$1,000.00

$1,023.55

$1.25

B

Actual

1.00%

$1,000.00

$1,047.36

$5.08

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

C

Actual

1.00%

$1,000.00

$1,046.44

$5.07

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

I

Actual

0.00%

$1,000.00

$1,052.55

$0.00

Hypothetical (h)

0.00%

$1,000.00

$1,024.79

$0.00

R1

Actual

1.00%

$1,000.00

$1,046.40

$5.07

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

R2

Actual

0.50%

$1,000.00

$1,049.95

$2.54

Hypothetical (h)

0.50%

$1,000.00

$1,022.32

$2.51

R3

Actual

0.25%

$1,000.00

$1,050.33

$1.27

Hypothetical (h)

0.25%

$1,000.00

$1,023.55

$1.25

R4

Actual

0.00%

$1,000.00

$1,051.60

$0.00

Hypothetical (h)

0.00%

$1,000.00

$1,024.79

$0.00

(h)
5% class return per year before expenses.

(p)
Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2010 FUND

Share Class

Annualized Expense Ratio

Beginning Account Value 11/01/10

Ending Account Value 4/30/11

Expenses Paid During Period (p) 11/01/10-4/30/11

A

Actual

0.25%

$1,000.00

$1,050.77

$1.27

Hypothetical (h)

0.25%

$1,000.00

$1,023.55

$1.25

B

Actual

1.00%

$1,000.00

$1,047.11

$5.08

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

C

Actual

1.00%

$1,000.00

$1,047.45

$5.08

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

I

Actual

0.00%

$1,000.00

$1,052.78

$0.00

Hypothetical (h)

0.00%

$1,000.00

$1,024.79

$0.00

R1

Actual

1.00%

$1,000.00

$1,047.77

$5.08

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

R2

Actual

0.50%

$1,000.00

$1,049.35

$2.54

Hypothetical (h)

0.50%

$1,000.00

$1,022.32

$2.51

R3

Actual

0.25%

$1,000.00

$1,050.91

$1.27

Hypothetical (h)

0.25%

$1,000.00

$1,023.55

$1.25

R4

Actual

0.00%

$1,000.00

$1,051.98

$0.00

Hypothetical (h)

0.00%

$1,000.00

$1,024.79

$0.00

(h)
5% class return per year before expenses.

(p)
Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class

Annualized Expense Ratio

Beginning Account Value 11/01/10

Ending Account Value 4/30/11

Expenses Paid During Period (p) 11/01/10-4/30/11

A

Actual

0.25%

$1,000.00

$1,099.80

$1.30

Hypothetical (h)

0.25%

$1,000.00

$1,023.55

$1.25

B

Actual

1.00%

$1,000.00

$1,095.19

$5.19

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

C

Actual

1.00%

$1,000.00

$1,095.23

$5.20

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

I

Actual

0.00%

$1,000.00

$1,100.64

$0.00

Hypothetical (h)

0.00%

$1,000.00

$1,024.79

$0.00

R1

Actual

1.00%

$1,000.00

$1,095.36

$5.20

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

R2

Actual

0.50%

$1,000.00

$1,099.02

$2.60

Hypothetical (h)

0.50%

$1,000.00

$1,022.32

$2.51

R3

Actual

0.25%

$1,000.00

$1,099.51

$1.30

Hypothetical (h)

0.25%

$1,000.00

$1,023.55

$1.25

R4

Actual

0.00%

$1,000.00

$1,100.73

$0.00

Hypothetical (h)

0.00%

$1,000.00

$1,024.79

$0.00

(h)
5% class return per year before expenses.

(p)
Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class

Annualized Expense Ratio

Beginning Account Value 11/01/10

Ending Account Value 4/30/11

Expenses Paid During Period (p) 11/01/10-4/30/11

A

Actual

0.25%

$1,000.00

$1,142.59

$1.33

Hypothetical (h)

0.25%

$1,000.00

$1,023.55

$1.25

B

Actual

1.00%

$1,000.00

$1,137.08

$5.30

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

C

Actual

1.00%

$1,000.00

$1,138.14

$5.30

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

I

Actual

0.00%

$1,000.00

$1,143.12

$0.00

Hypothetical (h)

0.00%

$1,000.00

$1,024.79

$0.00

R1

Actual

1.00%

$1,000.00

$1,137.65

$5.30

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

R2

Actual

0.50%

$1,000.00

$1,141.43

$2.65

Hypothetical (h)

0.50%

$1,000.00

$1,022.32

$2.51

R3

Actual

0.25%

$1,000.00

$1,142.75

$1.33

Hypothetical (h)

0.25%

$1,000.00

$1,023.55

$1.25

R4

Actual

0.00%

$1,000.00

$1,143.27

$0.00

Hypothetical (h)

0.00%

$1,000.00

$1,024.79

$0.00

(h)
5% class return per year before expenses.

(p)
Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class

Annualized Expense Ratio

Beginning Account Value 11/01/10

Ending Account Value 4/30/11

Expenses Paid During Period (p) 11/01/10-4/30/11

A

Actual

0.25%

$1,000.00

$1,153.16

$1.33

Hypothetical (h)

0.25%

$1,000.00

$1,023.55

$1.25

B

Actual

1.00%

$1,000.00

$1,148.92

$5.33

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

C

Actual

1.00%

$1,000.00

$1,149.08

$5.33

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

I

Actual

0.00%

$1,000.00

$1,154.61

$0.00

Hypothetical (h)

0.00%

$1,000.00

$1,024.79

$0.00

R1

Actual

1.00%

$1,000.00

$1,148.81

$5.33

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

R2

Actual

0.50%

$1,000.00

$1,152.01

$2.67

Hypothetical (h)

0.50%

$1,000.00

$1,022.32

$2.51

R3

Actual

0.25%

$1,000.00

$1,153.11

$1.33

Hypothetical (h)

0.25%

$1,000.00

$1,023.55

$1.25

R4

Actual

0.00%

$1,000.00

$1,154.77

$0.00

Hypothetical (h)

0.00%

$1,000.00

$1,024.79

$0.00

(h)
5% class return per year before expenses.

(p)
Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class

Annualized Expense Ratio

Beginning Account Value 11/01/10

Ending Account Value 4/30/11

Expenses Paid During Period (p) 11/01/10-4/30/11

A

Actual

0.25%

$1,000.00

$1,152.86

$1.33

Hypothetical (h)

0.25%

$1,000.00

$1,023.55

$1.25

B

Actual

1.00%

$1,000.00

$1,149.17

$5.33

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

C

Actual

1.00%

$1,000.00

$1,149.17

$5.33

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

I

Actual

0.00%

$1,000.00

$1,155.14

$0.00

Hypothetical (h)

0.00%

$1,000.00

$1,024.79

$0.00

R1

Actual

1.00%

$1,000.00

$1,149.17

$5.33

Hypothetical (h)

1.00%

$1,000.00

$1,019.84

$5.01

R2

Actual

0.50%

$1,000.00

$1,152.70

$2.67

Hypothetical (h)

0.50%

$1,000.00

$1,022.32

$2.51

R3

Actual

0.25%

$1,000.00

$1,153.38

$1.33

Hypothetical (h)

0.25%

$1,000.00

$1,023.55

$1.25

R4

Actual

0.00%

$1,000.00

$1,155.14

$0.00

Hypothetical (h)

0.00%

$1,000.00

$1,024.79

$0.00

(h)
5% class return per year before expenses.

(p)
Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

PORTFOLIOS OF INVESTMENTS

4/30/11

These Portfolios of Investments are a complete list of all securities owned by the funds. They are categorized by broad-based asset classes.

MFS LIFETIME RETIREMENT INCOME FUND

Underlying Affiliated Funds - 100.1%

Issuer

Shares/Par

Value ($)

MFS Commodity Strategy Fund - Class I

70,131

$
1,016,902

MFS Core Growth Fund - Class I (a)

103,713

2,033,805

MFS Diversified Target Return Fund - Class I

220,826

2,033,805

MFS Emerging Markets Debt Fund - Class I

69,556

1,016,902

MFS Global Bond Fund - Class I

469,051

5,084,512

MFS Global Real Estate Fund - Class I

67,793

1,016,903

MFS Government Securities Fund - Class I

998,922

10,169,025

MFS High Income Fund - Class I

856,940

3,050,707

MFS Inflation-Adjusted Bond Fund - Class I

956,634

10,169,025

MFS International Growth Fund - Class I

35,756

1,016,902

MFS International Value Fund - Class I

36,566

1,016,902

MFS Limited Maturity Fund - Class I

3,290,946

20,338,049

MFS Mid Cap Growth Fund - Class I (a)

298,212

3,050,707

MFS Mid Cap Value Fund - Class I

207,531

3,050,707

MFS New Discovery Fund - Class I

71,714

2,033,805

MFS Research Bond Fund - Class I

2,116,542

22,371,854

MFS Research Fund - Class I

297,449

8,135,220

MFS Research International Fund - Class I

176,853

3,050,707

MFS Value Fund - Class I

81,745

2,033,815

Total Underlying Affiliated Funds (Identified Cost, $90,125,649)

$
101,690,254

Money Market Funds (v) - 0.0%

MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value

6,884

$
6,884

Total Investments (Identified Cost, $90,132,533)

$
101,697,138

Other Assets, Less Liabilities - (0.1)%

(62,388)

Net Assets - 100.0%

$
101,634,750

MFS LIFETIME 2010 FUND

Underlying Affiliated Funds - 100.0%

Issuer

Shares/Par

Value ($)

MFS Commodity Strategy Fund - Class I

39,374

$
570,920

MFS Core Growth Fund - Class I (a)

58,228

1,141,843

MFS Diversified Target Return Fund - Class I

123,978

1,141,840

MFS Emerging Markets Debt Fund - Class I

39,051

570,920

MFS Global Bond Fund - Class I

263,339

2,854,600

MFS Global Real Estate Fund - Class I

38,062

570,923

MFS Government Securities Fund - Class I

560,825

5,709,200

MFS High Income Fund - Class I

481,112

1,712,760

MFS Inflation-Adjusted Bond Fund - Class I

537,084

5,709,200

MFS International Growth Fund - Class I

20,075

570,920

MFS International Value Fund - Class I

20,529

570,920

MFS Limited Maturity Fund - Class I

1,847,638

11,418,400

MFS Mid Cap Growth Fund - Class I (a)

167,425

1,712,760

MFS Mid Cap Value Fund - Class I

116,514

1,712,760

MFS New Discovery Fund - Class I

40,262

1,141,840

MFS Research Bond Fund - Class I

1,188,291

12,560,240

MFS Research Fund - Class I

166,997

4,567,360

MFS Research International Fund - Class I

99,290

1,712,760

MFS Value Fund - Class I

45,895

1,141,856

Total Underlying Affiliated Funds (Identified Cost, $47,732,335)

$
57,092,022

Money Market Funds (v) - 0.1%

MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value

57,679

$
57,679

Total Investments (Identified Cost, $47,790,014)

$
57,149,701

Other Assets, Less Liabilities - (0.1)%

(81,355)

Net Assets - 100.0%

$
57,068,346

See
Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2020 FUND

Underlying Affiliated Funds - 100.0%

Issuer

Shares/Par

Value ($)

MFS Commodity Strategy Fund - Class I

257,667

$
3,736,180

MFS Core Growth Fund - Class I (a)

539,861

10,586,673

MFS Diversified Target Return Fund - Class I

162,658

1,498,081

MFS Emerging Markets Debt Fund - Class I

277,481

4,056,767

MFS Global Bond Fund - Class I

626,630

6,792,672

MFS Global Real Estate Fund - Class I

170,962

2,564,434

MFS Government Securities Fund - Class I

1,322,688

13,464,965

MFS High Income Fund - Class I

1,897,679

6,755,739

MFS Inflation-Adjusted Bond Fund - Class I

705,073

7,494,921

MFS International Growth Fund - Class I

138,244

3,931,655

MFS International New Discovery Fund - Class I

49,524

1,206,889

MFS International Value Fund - Class I

142,322

3,957,972

MFS Limited Maturity Fund - Class I

243,584

1,505,348

MFS Mid Cap Growth Fund - Class I (a)

881,337

9,016,078

MFS Mid Cap Value Fund - Class I

616,490

9,062,399

MFS New Discovery Fund - Class I

138,802

3,936,420

MFS Research Bond Fund - Class I

1,602,971

16,943,402

MFS Research Fund - Class I

387,276

10,591,993

MFS Research International Fund - Class I

456,384

7,872,632

MFS Value Fund - Class I

426,076

10,600,762

Total Underlying Affiliated Funds (Identified Cost, $113,258,808)

$
135,575,982

Money Market Funds (v) - 0.0%

MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value

11

$
11

Total Investments (Identified Cost, $113,258,819)

$
135,575,993

Other Assets, Less Liabilities - (0.0)%

(40,773)

Net Assets - 100.0%

$
135,535,220

MFS LIFETIME 2030 FUND

Underlying Affiliated Funds - 100.0%

Issuer

Shares/Par

Value ($)

MFS Commodity Strategy Fund - Class I

311,908

$
4,522,666

MFS Core Growth Fund - Class I (a)

595,224

11,672,335

MFS Diversified Target Return Fund - Class I

61,489

566,316

MFS Emerging Markets Debt Fund - Class I

116,673

1,705,765

MFS Emerging Markets Equity Fund - Class I

39,717

1,468,349

MFS Global Bond Fund - Class I

210,128

2,277,785

MFS Global Real Estate Fund - Class I

264,073

3,961,096

MFS High Income Fund - Class I

798,036

2,841,008

MFS Inflation-Adjusted Bond Fund - Class I

373,011

3,965,107

MFS International Growth Fund - Class I

211,049

6,002,232

MFS International New Discovery Fund - Class I

120,707

2,941,636

MFS International Value Fund - Class I

215,941

6,005,332

MFS Mid Cap Growth Fund - Class I (a)

941,246

9,628,944

MFS Mid Cap Value Fund - Class I

655,220

9,631,735

MFS New Discovery Fund - Class I

159,797

4,531,849

MFS Research Bond Fund - Class I

267,656

2,829,123

MFS Research Fund - Class I

298,414

8,161,627

MFS Research International Fund - Class I

440,147

7,592,539

MFS Value Fund - Class I

469,185

11,673,319

Total Underlying Affiliated Funds (Identified Cost, $80,790,385)

$
101,978,763

Money Market Funds (v) - 0.0%

MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value

11

$
11

Total Investments (Identified Cost, $80,790,396)

$
101,978,774

Other Assets, Less Liabilities - (0.0)%

(32,753)

Net Assets - 100.0%

$
101,946,021

See
Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2040 FUND

Underlying Affiliated Funds - 100.0%

Issuer

Shares/Par

Value ($)

MFS Commodity Strategy Fund - Class I

245,083

$
3,553,704

MFS Core Growth Fund - Class I (a)

435,474

8,539,643

MFS Emerging Markets Equity Fund - Class I

38,377

1,418,808

MFS Global Real Estate Fund - Class I

237,168

3,557,513

MFS Inflation-Adjusted Bond Fund - Class I

166,865

1,773,780

MFS International Growth Fund - Class I

175,169

4,981,819

MFS International New Discovery Fund - Class I

116,811

2,846,688

MFS International Value Fund - Class I

179,246

4,984,823

MFS Mid Cap Growth Fund - Class I (a)

695,055

7,110,417

MFS Mid Cap Value Fund - Class I

484,106

7,116,360

MFS New Discovery Fund - Class I

125,489

3,558,861

MFS Research Bond Fund - Class I

167,807

1,773,721

MFS Research Fund - Class I

208,173

5,693,531

MFS Research International Fund - Class I

330,096

5,694,153

MFS Value Fund - Class I

343,261

8,540,342

Total Underlying Affiliated Funds (Identified Cost, $54,688,016)

$
71,144,163

Money Market Funds (v) - 0.0%

MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value

4,270

$
4,270

Total Investments (Identified Cost, $54,692,286)

$
71,148,433

Other Assets, Less Liabilities - (0.0)%

(15,205)

Net Assets - 100.0%

$
71,133,228

MFS LIFETIME 2050 FUND

Underlying Affiliated Funds - 100.6%

Issuer

Shares/Par

Value ($)

MFS Commodity Strategy Fund - Class I

9,922

$
143,872

MFS Core Growth Fund - Class I (a)

17,462

342,431

MFS Emerging Markets Equity Fund - Class I

1,543

57,036

MFS Global Real Estate Fund - Class I

9,497

142,447

MFS Inflation-Adjusted Bond Fund - Class I

6,708

71,304

MFS International Growth Fund - Class I

7,029

199,900

MFS International New Discovery Fund - Class I

4,681

114,075

MFS International Value Fund - Class I

7,206

200,390

MFS Mid Cap Growth Fund - Class I (a)

27,863

285,041

MFS Mid Cap Value Fund - Class I

19,408

285,294

MFS New Discovery Fund - Class I

5,041

142,959

MFS Research Bond Fund - Class I

6,747

71,313

MFS Research Fund - Class I

8,345

228,236

MFS Research International Fund - Class I

13,239

228,381

MFS Value Fund - Class I

13,753

342,167

Total Underlying Affiliated Funds (Identified Cost, $2,484,690)

$
2,854,846

Money Market Funds (v) - 0.4%

MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value

12,511

$
12,511

Total Investments (Identified Cost, $2,497,201)

$
2,867,357

Other Assets, Less Liabilities - (1.0)%

(28,151)

Net Assets - 100.0%

$
2,839,206

(a)
Non-income producing security.

(v)
Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 4/30/11

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund

Assets

Investments –

  Underlying affiliated funds, at value (Identified cost, $90,132,533, $47,790,014, $113,258,819,
$80,790,396, $54,692,286, and $2,497,201, respectively)

$101,697,138

$57,149,701

$135,575,993

$101,978,774

$71,148,433

$2,867,357

Receivables for

Investments sold

762,970

512,091

174,255

502,494

269,296

—

Fund shares sold

799,348

352,422

526,678

226,540

140,844

7,646

Receivable from investment adviser

21,758

14,925

18,057

15,852

13,631

10,679

Other assets

783

620

1,111

850

652

69

Total assets

$103,281,997

$58,029,759

$136,296,094

$102,724,510

$71,572,856

$2,885,751

Liabilities

Payable to custodian

$—

$—

$141,264

$28,494

$—

$—

Payables for

Distributions

26,252

—

—

—

—

—

Investments purchased

740,548

329,185

62,906

150,113

86,302

20,156

Fund shares reacquired

828,772

587,572

504,958

550,802

307,151

—

Payable to affiliates

Shareholder servicing costs

1,097

1,987

3,632

3,192

2,290

2,070

Distribution and service fees

4,771

2,473

5,532

4,002

2,858

83

Payable for independent Trustees’ compensation

7

8

7

9

5

6

Accrued expenses and other liabilities

45,800

40,188

42,575

41,877

41,022

24,230

Total liabilities

$1,647,247

$961,413

$760,874

$778,489

$439,628

$46,545

Net assets

$101,634,750

$57,068,346

$135,535,220

$101,946,021

$71,133,228

$2,839,206

Net assets consist of

Paid-in capital

$92,734,341

$51,302,610

$124,975,163

$91,832,035

$61,455,556

$2,464,215

Unrealized appreciation (depreciation) on investments

11,564,605

9,359,687

22,317,174

21,188,378

16,456,147

370,156

Accumulated net realized gain (loss) on investments

(2,630,833
)

(3,963,793
)

(12,248,947
)

(11,132,139
)

(6,778,475
)

4,835

Accumulated undistributed (distributions in excess of) net investment income

(33,363
)

369,842

491,830

57,747

—

—

Net assets

$101,634,750

$57,068,346

$135,535,220

$101,946,021

$71,133,228

$2,839,206

Statements of Assets and Liabilities – continued

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund

Net Assets

Class A

$36,344,978

$12,831,177

$27,869,223

$15,665,484

$10,259,819

$1,835,997

Class B

5,419,346

2,763,637

5,648,563

3,995,891

2,243,743

171,693

Class C

32,200,011

6,205,722

9,726,526

5,593,721

3,597,075

166,754

Class I

5,374,560

603,186

1,488,475

3,008,824

2,972,156

154,846

Class R1

3,507,213

4,348,212

9,508,830

6,557,746

5,203,879

121,686

Class R2

12,771,321

23,777,460

61,509,046

48,253,329

38,605,905

122,282

Class R3

5,882,890

6,277,550

19,343,851

18,169,132

7,751,949

143,517

Class R4

134,431

261,402

440,706

701,894

498,702

122,431

Total net assets

$101,634,750

$57,068,346

$135,535,220

$101,946,021

$71,133,228

$2,839,206

Shares of beneficial interest outstanding

Class A

3,213,049

1,062,740

2,401,090

1,375,966

907,068

151,981

Class B

478,950

230,721

490,235

354,404

199,522

14,240

Class C

2,846,189

523,024

851,044

497,811

322,436

13,830

Class I

474,880

49,736

127,625

263,140

261,391

12,798

Class R1

309,816

366,105

827,033

581,455

465,439

10,092

Class R2

1,128,309

1,984,904

5,332,303

4,271,352

3,435,509

10,124

Class R3

519,920

519,775

1,665,376

1,598,599

685,458

11,872

Class R4

11,871

21,578

37,824

61,450

43,889

10,120

Total shares of beneficial interest outstanding

8,982,984

4,758,583

11,732,530

9,004,177

6,320,712

235,057

Class A shares

Net asset value per share

(net assets/shares of beneficial interest outstanding)

$11.31

$12.07

$11.61

$11.39

$11.31

$12.08

Offering price per share (100 / 94.25 × net asset value per share)

$12.00

$12.81

$12.32

$12.08

$12.00

$12.82

Class B shares

Net asset value and offering price per share

(net assets/shares of beneficial interest outstanding)

$11.32

$11.98

$11.52

$11.27

$11.25

$12.06

Class C shares

Net asset value and offering price per share

(net assets/shares of beneficial interest outstanding)

$11.31

$11.87

$11.43

$11.24

$11.16

$12.06

Class I shares

Net asset value, offering price, and redemption price per share

(net assets/shares of beneficial interest outstanding)

$11.32

$12.13

$11.66

$11.43

$11.37

$12.10

Class R1 shares

Net asset value, offering price, and redemption price per share

(net assets/shares of beneficial interest outstanding)

$11.32

$11.88

$11.50

$11.28

$11.18

$12.06

Class R2 shares

Net asset value, offering price, and redemption price per share

(net assets/shares of beneficial interest outstanding)

$11.32

$11.98

$11.54

$11.30

$11.24

$12.08

Class R3 shares

Net asset value, offering price, and redemption price per share

(net assets/shares of beneficial interest outstanding)

$11.31

$12.08

$11.62

$11.37

$11.31

$12.09

Class R4 shares

Net asset value, offering price, and redemption price per share

(net assets/shares of beneficial interest outstanding)

$11.32

$12.11

$11.65

$11.42

$11.36

$12.10

On sales of
$50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 4/30/11

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund (c)

Net investment income

Dividends from underlying affiliated funds

$2,216,859

$1,492,629

$2,548,576

$1,175,822

$660,640

$21,114

Interest

380

125

160

165

174

432

Total investment income

$2,217,239

$1,492,754

$2,548,736

$1,175,987

$660,814

$21,546

Expenses

Distribution and service fees

427,607

271,476

579,330

401,863

280,417

4,575

Shareholder servicing costs

8,432

11,662

23,826

21,477

15,272

2,144

Administrative services fee

17,500

17,500

17,500

17,500

17,500

10,933

Independent Trustees’ compensation

2,124

2,008

4,129

3,493

2,030

323

Custodian fee

19,023

9,538

14,791

12,392

10,734

5,770

Shareholder communications

8,412

9,763

10,918

10,139

9,697

2,820

Auditing fees

30,944

30,944

30,944

30,944

30,944

17,980

Legal fees

1,116

738

1,828

1,239

798

17

Registration fees

100,695

94,290

100,937

96,272

92,917

12,184

Miscellaneous

16,867

16,102

18,184

17,029

16,124

10,203

Total expenses

$632,720

$464,021

$802,387

$612,348

$476,433

$66,949

Fees paid indirectly

(6
)

—

—

(20
)

(4
)

—

Reduction of expenses by investment adviser

(184,213
)

(175,742
)

(186,609
)

(185,583
)

(179,081
)

(62,373
)

Net expenses

$448,501

$288,279

$615,778

$426,745

$297,348

$4,576

Net investment income

$1,768,738

$1,204,475

$1,932,958

$749,242

$363,466

$16,970

Realized and unrealized gain (loss) on investments

Realized gain (loss) (identified cost basis)

Investment transactions from underlying affiliated funds

$(122,137
)

$411,581

$(905,350
)

$(1,210,148
)

$(764,290
)

$827

Capital gain distributions from underlying affiliated funds

235,135

159,924

576,985

623,680

480,997

12,215

Net realized gain (loss) on investments

$112,998

$571,505

$(328,365
)

$(586,468
)

$(283,293
)

$13,042

Change in unrealized appreciation (depreciation)

Investments

$5,787,359

$3,056,334

$15,500,635

$15,977,462

$11,825,537

$370,156

Net realized and unrealized gain (loss) on investments

$5,900,357

$3,627,839

$15,172,270

$15,390,994

$11,542,244

$383,198

Change in net assets from operations

$7,669,095

$4,832,314

$17,105,228

$16,140,236

$11,905,710

$400,168

(c)
For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases
and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 4/30/11

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund (c)

Change in net assets

From operations

Net investment income

$1,768,738

$1,204,475

$1,932,958

$749,242

$363,466

$16,970

Net realized gain (loss) on investments

112,998

571,505

(328,365
)

(586,468
)

(283,293
)

13,042

Net unrealized gain (loss) on investments

5,787,359

3,056,334

15,500,635

15,977,462

11,825,537

370,156

Change in net assets from operations

$7,669,095

$4,832,314

$17,105,228

$16,140,236

$11,905,710

$400,168

Distributions declared to shareholders

From net investment income

$(1,950,527
)

$(1,287,003
)

$(2,275,051
)

$(1,185,021
)

$(715,994
)

$(25,000
)

Change in net assets from fund share transactions

$39,599,997

$5,631,487

$14,928,962

$13,109,081

$10,067,732

$2,464,038

Total change in net assets

$45,318,565

$9,176,798

$29,759,139

$28,064,296

$21,257,448

$2,839,206

Net assets

At beginning of period

56,316,185

47,891,548

105,776,081

73,881,725

49,875,780

$—

At end of period

$101,634,750

$57,068,346

$135,535,220

$101,946,021

$71,133,228

$2,839,206

  Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period

$(33,363
)

$369,842

$491,830

$57,747

$—

$—

Year ended 4/30/10

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

Change in net assets

From operations

Net investment income

$1,104,698

$1,152,798

$1,792,605

$729,672

$400,108

Net realized gain (loss) on investments

(3,350
)

123,082

(1,227,547
)

(237,592
)

(233,714
)

Net unrealized gain (loss) on investments

5,369,124

6,198,417

22,729,655

17,204,177

11,867,852

Change in net assets from operations

$6,470,472

$7,474,297

$23,294,713

$17,696,257

$12,034,246

Distributions declared to shareholders

From net investment income

$(1,165,688
)

$(1,180,001
)

$(2,090,006
)

$(1,106,052
)

$(760,037
)

From net realized gain on investments

(6,251
)

—

—

—

—

Total distributions declared to shareholders

$(1,171,939
)

$(1,180,001
)

$(2,090,006
)

$(1,106,052
)

$(760,037
)

Change in net assets from fund share transactions

$29,772,233

$10,522,875

$17,177,903

$16,101,603

$12,294,450

Total change in net assets

$35,070,766

$16,817,171

$38,382,610

$32,691,808

$23,568,659

Net assets

At beginning of period

21,245,419

31,074,377

67,393,471

41,189,917

26,307,121

At end of period

$56,316,185

$47,891,548

$105,776,081

$73,881,725

$49,875,780

  Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period

$(1,152
)

$348,221

$413,298

$39,656

$—

(c)
For the period from the commencement of the fund’s investment operations September 15, 2010, through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Years ended 4/30

Class A

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.59

$9.00

$10.09

$10.36

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.28

$0.32

$0.34

$0.40

$0.39

Net realized and unrealized gain (loss) on investments

0.74

1.61

(1.04
)

(0.13
)

0.36

Total from investment operations

$1.02

$1.93

$(0.70
)

$0.27

$0.75

Less distributions declared to shareholders

From net investment income

$(0.30
)

$(0.34
)

$(0.35
)

$(0.42
)

$(0.38
)

From net realized gain on investments

—

(0.00
)(w)

(0.04
)

(0.12
)

(0.01
)

Total distributions declared to shareholders

$(0.30
)

$(0.34
)

$(0.39
)

$(0.54
)

$(0.39
)

Net asset value, end of period

$11.31

$10.59

$9.00

$10.09

$10.36

Total return (%) (r)(s)(t)

9.81

21.68

(6.90
)

2.67

7.67

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.52

0.70

1.23

1.61

3.79

Expenses after expense reductions (f)(h)

0.28

0.35

0.43

0.46

0.45

Net investment income

2.61

3.20

3.72

4.01

3.79

Portfolio turnover

20

12

58

61

22

Net assets at end of period (000 omitted)

$36,345

$21,257

$4,940

$3,397

$1,954

Years ended 4/30

Class B

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.60

$9.00

$10.09

$10.36

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.20

$0.25

$0.28

$0.35

$0.32

Net realized and unrealized gain (loss) on investments

0.74

1.61

(1.05
)

(0.15
)

0.37

Total from investment operations

$0.94

$1.86

$(0.77
)

$0.20

$0.69

Less distributions declared to shareholders

From net investment income

$(0.22
)

$(0.26
)

$(0.28
)

$(0.35
)

$(0.32
)

From net realized gain on investments

—

(0.00
)(w)

(0.04
)

(0.12
)

(0.01
)

Total distributions declared to shareholders

$(0.22
)

$(0.26
)

$(0.32
)

$(0.47
)

$(0.33
)

Net asset value, end of period

$11.32

$10.60

$9.00

$10.09

$10.36

Total return (%) (r)(s)(t)

8.99

20.90

(7.52
)

2.01

6.98

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

1.27

1.48

1.91

2.28

4.46

Expenses after expense reductions (f)(h)

1.03

1.10

1.10

1.11

1.10

Net investment income

1.85

2.47

3.11

3.41

3.14

Portfolio turnover

20

12

58

61

22

Net assets at end of period (000 omitted)

$5,419

$3,104

$1,377

$771

$630

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

Years ended 4/30

Class C

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.60

$9.00

$10.10

$10.36

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.20

$0.25

$0.29

$0.35

$0.31

Net realized and unrealized gain (loss) on investments

0.73

1.61

(1.07
)

(0.14
)

0.38

Total from investment operations

$0.93

$1.86

$(0.78
)

$0.21

$0.69

Less distributions declared to shareholders

From net investment income

$(0.22
)

$(0.26
)

$(0.28
)

$(0.35
)

$(0.32
)

From net realized gain on investments

—

(0.00
)(w)

(0.04
)

(0.12
)

(0.01
)

Total distributions declared to shareholders

$(0.22
)

$(0.26
)

$(0.32
)

$(0.47
)

$(0.33
)

Net asset value, end of period

$11.31

$10.60

$9.00

$10.10

$10.36

Total return (%) (r)(s)(t)

8.89

20.90

(7.61
)

2.11

6.98

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

1.26

1.43

1.88

2.28

4.35

Expenses after expense reductions (f)(h)

1.03

1.10

1.10

1.11

1.10

Net investment income

1.82

2.46

3.20

3.40

3.09

Portfolio turnover

20

12

58

61

22

Net assets at end of period (000 omitted)

$32,200

$15,484

$2,808

$1,034

$778

Years ended 4/30

Class I

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.60

$9.00

$10.10

$10.36

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.32

$0.34

$0.37

$0.40

$0.41

Net realized and unrealized gain (loss) on investments

0.73

1.62

(1.05
)

(0.08
)

0.38

Total from investment operations

$1.05

$1.96

$(0.68
)

$0.32

$0.79

Less distributions declared to shareholders

From net investment income

$(0.33
)

$(0.36
)

$(0.38
)

$(0.46
)

$(0.42
)

From net realized gain on investments

—

(0.00
)(w)

(0.04
)

(0.12
)

(0.01
)

Total distributions declared to shareholders

$(0.33
)

$(0.36
)

$(0.42
)

$(0.58
)

$(0.43
)

Net asset value, end of period

$11.32

$10.60

$9.00

$10.10

$10.36

Total return (%) (r)(s)

10.07

22.09

(6.68
)

3.14

8.04

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.26

0.45

0.90

1.17

3.50

Expenses after expense reductions (f)(h)

0.01

0.10

0.10

0.11

0.10

Net investment income

2.91

3.33

4.07

4.16

4.14

Portfolio turnover

20

12

58

61

22

Net assets at end of period (000 omitted)

$5,375

$557

$198

$203

$67

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

Years ended 4/30

Class R1

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.61

$9.01

$10.10

$10.35

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.21

$0.25

$0.29

$0.39

$0.32

Net realized and unrealized gain (loss) on investments

0.72

1.61

(1.06
)

(0.17
)

0.35

Total from investment operations

$0.93

$1.86

$(0.77
)

$0.22

$0.67

Less distributions declared to shareholders

From net investment income

$(0.22
)

$(0.26
)

$(0.28
)

$(0.35
)

$(0.31
)

From net realized gain on investments

—

(0.00
)(w)

(0.04
)

(0.12
)

(0.01
)

Total distributions declared to shareholders

$(0.22
)

$(0.26
)

$(0.32
)

$(0.47
)

$(0.32
)

Net asset value, end of period

$11.32

$10.61

$9.01

$10.10

$10.35

Total return (%) (r)(s)

8.89

20.88

(7.51
)

2.13

6.77

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

1.25

1.51

1.91

2.43

4.65

Expenses after expense reductions (f)(h)

1.02

1.10

1.10

1.19

1.20

Net investment income

1.90

2.47

3.12

3.57

3.04

Portfolio turnover

20

12

58

61

22

Net assets at end of period (000 omitted)

$3,507

$1,023

$691

$645

$1,162

Years ended 4/30

Class R2

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.60

$9.00

$10.09

$10.36

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.25

$0.30

$0.33

$0.38

$0.38

Net realized and unrealized gain (loss) on investments

0.74

1.61

(1.05
)

(0.13
)

0.34

Total from investment operations

$0.99

$1.91

$(0.72
)

$0.25

$0.72

Less distributions declared to shareholders

From net investment income

$(0.27
)

$(0.31
)

$(0.33
)

$(0.40
)

$(0.35
)

From net realized gain on investments

—

(0.00
)(w)

(0.04
)

(0.12
)

(0.01
)

Total distributions declared to shareholders

$(0.27
)

$(0.31
)

$(0.37
)

$(0.52
)

$(0.36
)

Net asset value, end of period

$11.32

$10.60

$9.00

$10.09

$10.36

Total return (%) (r)(s)

9.53

21.49

(7.05
)

2.42

7.35

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.77

0.99

1.40

1.84

4.23

Expenses after expense reductions (f)(h)

0.53

0.60

0.60

0.69

0.75

Net investment income

2.35

2.98

3.57

3.76

3.50

Portfolio turnover

20

12

58

61

22

Net assets at end of period (000 omitted)

$12,771

$10,624

$6,102

$6,504

$1,314

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

Years ended 4/30

Class R3

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.60

$8.99

$10.09

$10.35

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.28

$0.33

$0.35

$0.44

$0.36

Net realized and unrealized gain (loss) on investments

0.73

1.62

(1.06
)

(0.16
)

0.38

Total from investment operations

$1.01

$1.95

$(0.71
)

$0.28

$0.74

Less distributions declared to shareholders

From net investment income

$(0.30
)

$(0.34
)

$(0.35
)

$(0.42
)

$(0.38
)

From net realized gain on investments

—

(0.00
)(w)

(0.04
)

(0.12
)

(0.01
)

Total distributions declared to shareholders

$(0.30
)

$(0.34
)

$(0.39
)

$(0.54
)

$(0.39
)

Net asset value, end of period

$11.31

$10.60

$8.99

$10.09

$10.35

Total return (%) (r)(s)

9.70

21.93

(6.92
)

2.77

7.51

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.52

0.77

1.15

1.66

3.57

Expenses after expense reductions (f)(h)

0.28

0.35

0.35

0.45

0.50

Net investment income

2.60

3.29

3.82

4.14

3.62

Portfolio turnover

20

12

58

61

22

Net assets at end of period (000 omitted)

$5,883

$4,151

$5,071

$5,616

$660

Years ended 4/30

Class R4

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.61

$9.00

$10.10

$10.37

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.31

$0.34

$0.37

$0.44

$0.41

Net realized and unrealized gain (loss) on investments

0.73

1.63

(1.05
)

(0.14
)

0.38

Total from investment operations

$1.04

$1.97

$(0.68
)

$0.30

$0.79

Less distributions declared to shareholders

From net investment income

$(0.33
)

$(0.36
)

$(0.38
)

$(0.45
)

$(0.41
)

From net realized gain on investments

—

(0.00
)(w)

(0.04
)

(0.12
)

(0.01
)

Total distributions declared to shareholders

$(0.33
)

$(0.36
)

$(0.42
)

$(0.57
)

$(0.42
)

Net asset value, end of period

$11.32

$10.61

$9.00

$10.10

$10.37

Total return (%) (r)(s)

9.97

22.21

(6.67
)

2.97

8.04

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.27

0.47

0.88

1.42

3.58

Expenses after expense reductions (f)(h)

0.03

0.10

0.10

0.16

0.20

Net investment income

2.82

3.38

3.97

4.28

4.04

Portfolio turnover

20

12

58

61

22

Net assets at end of period (000 omitted)

$134

$116

$58

$172

$55

(d)
Per share data is based on average shares outstanding.

(f)
Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(r)
Certain expenses have been reduced without which performance would have been lower.

(s)
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)
Total returns do not include any applicable sales charges.

(w)
Per share amount was less than $0.01.

See Notes to Financial
Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND

The
financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Years ended 4/30

Class A

2011

2010

2009

2008

2007

Net asset value, beginning of period

$11.30

$9.51

$10.98

$11.08

$10.39

Income (loss) from investment operations

Net investment income (d)

$0.30

$0.34

$0.34

$0.37

$0.35

Net realized and unrealized gain (loss) on investments

0.78

1.78

(1.45
)

(0.07
)

0.56

Total from investment operations

$1.08

$2.12

$(1.11
)

$0.30

$0.91

Less distributions declared to shareholders

From net investment income

$(0.31
)

$(0.33
)

$(0.35
)

$(0.25
)

$(0.20
)

From net realized gain on investments

—

—

(0.01
)

(0.15
)

(0.02
)

Total distributions declared to shareholders

$(0.31
)

$(0.33
)

$(0.36
)

$(0.40
)

$(0.22
)

Net asset value, end of period

$12.07

$11.30

$9.51

$10.98

$11.08

Total return (%) (r)(s)(t)

9.73

22.39

(9.89
)

2.65

8.80

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.62

0.68

0.90

1.19

2.63

Expenses after expense reductions (f)(h)

0.28

0.35

0.43

0.45

0.45

Net investment income

2.59

3.16

3.44

3.42

3.25

Portfolio turnover

29

14

62

22

27

Net assets at end of period (000 omitted)

$12,831

$9,605

$6,136

$5,308

$3,058

Years ended 4/30

Class B

2011

2010

2009

2008

2007

Net asset value, beginning of period

$11.22

$9.44

$10.91

$11.02

$10.37

Income (loss) from investment operations

Net investment income (d)

$0.21

$0.26

$0.27

$0.29

$0.28

Net realized and unrealized gain (loss) on investments

0.78

1.77

(1.43
)

(0.07
)

0.54

Total from investment operations

$0.99

$2.03

$(1.16
)

$0.22

$0.82

Less distributions declared to shareholders

From net investment income

$(0.23
)

$(0.25
)

$(0.30
)

$(0.18
)

$(0.15
)

From net realized gain on investments

—

—

(0.01
)

(0.15
)

(0.02
)

Total distributions declared to shareholders

$(0.23
)

$(0.25
)

$(0.31
)

$(0.33
)

$(0.17
)

Net asset value, end of period

$11.98

$11.22

$9.44

$10.91

$11.02

Total return (%) (r)(s)(t)

8.91

21.57

(10.46
)

2.01

7.99

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

1.37

1.44

1.57

1.85

3.41

Expenses after expense reductions (f)(h)

1.03

1.10

1.10

1.10

1.10

Net investment income

1.84

2.42

2.77

2.75

2.59

Portfolio turnover

29

14

62

22

27

Net assets at end of period (000 omitted)

$2,764

$2,096

$1,762

$1,578

$677

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

Years ended 4/30

Class C

2011

2010

2009

2008

2007

Net asset value, beginning of period

$11.13

$9.40

$10.89

$11.02

$10.37

Income (loss) from investment operations

Net investment income (d)

$0.21

$0.26

$0.27

$0.31

$0.27

Net realized and unrealized gain (loss) on investments

0.78

1.75

(1.44
)

(0.09
)

0.56

Total from investment operations

$0.99

$2.01

$(1.17
)

$0.22

$0.83

Less distributions declared to shareholders

From net investment income

$(0.25
)

$(0.28
)

$(0.31
)

$(0.20
)

$(0.16
)

From net realized gain on investments

—

—

(0.01
)

(0.15
)

(0.02
)

Total distributions declared to shareholders

$(0.25
)

$(0.28
)

$(0.32
)

$(0.35
)

$(0.18
)

Net asset value, end of period

$11.87

$11.13

$9.40

$10.89

$11.02

Total return (%) (r)(s)(t)

8.98

21.44

(10.52
)

1.98

8.01

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

1.37

1.42

1.58

1.87

3.41

Expenses after expense reductions (f)(h)

1.03

1.10

1.10

1.10

1.10

Net investment income

1.86

2.42

2.79

2.80

2.60

Portfolio turnover

29

14

62

22

27

Net assets at end of period (000 omitted)

$6,206

$4,243

$2,138

$946

$522

Years ended 4/30

Class I

2011

2010

2009

2008

2007

Net asset value, beginning of period

$11.35

$9.54

$11.02

$11.11

$10.41

Income (loss) from investment operations

Net investment income (d)

$0.33

$0.37

$0.37

$0.43

$0.36

Net realized and unrealized gain (loss) on investments

0.79

1.79

(1.46
)

(0.09
)

0.57

Total from investment operations

$1.12

$2.16

$(1.09
)

$0.34

$0.93

Less distributions declared to shareholders

From net investment income

$(0.34
)

$(0.35
)

$(0.38
)

$(0.28
)

$(0.21
)

From net realized gain on investments

—

—

(0.01
)

(0.15
)

(0.02
)

Total distributions declared to shareholders

$(0.34
)

$(0.35
)

$(0.39
)

$(0.43
)

$(0.23
)

Net asset value, end of period

$12.13

$11.35

$9.54

$11.02

$11.11

Total return (%) (r)(s)

10.01

22.79

(9.64
)

3.02

9.05

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.37

0.44

0.55

0.84

2.63

Expenses after expense reductions (f)(h)

0.03

0.10

0.10

0.10

0.10

Net investment income

2.82

3.45

3.66

3.81

3.53

Portfolio turnover

29

14

62

22

27

Net assets at end of period (000 omitted)

$603

$499

$370

$521

$546

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

Years ended 4/30

Class R1

2011

2010

2009

2008

2007

Net asset value, beginning of period

$11.14

$9.39

$10.85

$10.99

$10.37

Income (loss) from investment operations

Net investment income (d)

$0.21

$0.26

$0.27

$0.29

$0.26

Net realized and unrealized gain (loss) on investments

0.77

1.75

(1.43
)

(0.08
)

0.55

Total from investment operations

$0.98

$2.01

$(1.16
)

$0.21

$0.81

Less distributions declared to shareholders

From net investment income

$(0.24
)

$(0.26
)

$(0.29
)

$(0.20
)

$(0.17
)

From net realized gain on investments

—

—

(0.01
)

(0.15
)

(0.02
)

Total distributions declared to shareholders

$(0.24
)

$(0.26
)

$(0.30
)

$(0.35
)

$(0.19
)

Net asset value, end of period

$11.88

$11.14

$9.39

$10.85

$10.99

Total return (%) (r)(s)

8.92

21.52

(10.49
)

1.91

7.84

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

1.37

1.43

1.57

1.88

3.39

Expenses after expense reductions (f)(h)

1.03

1.10

1.10

1.17

1.20

Net investment income

1.86

2.44

2.78

2.65

2.53

Portfolio turnover

29

14

62

22

27

Net assets at end of period (000 omitted)

$4,348

$3,622

$2,636

$2,442

$829

Years ended 4/30

Class R2

2011

2010

2009

2008

2007

Net asset value, beginning of period

$11.22

$9.45

$10.92

$11.04

$10.38

Income (loss) from investment operations

Net investment income (d)

$0.27

$0.31

$0.32

$0.34

$0.32

Net realized and unrealized gain (loss) on investments

0.77

1.77

(1.44
)

(0.07
)

0.54

Total from investment operations

$1.04

$2.08

$(1.12
)

$0.27

$0.86

Less distributions declared to shareholders

From net investment income

$(0.28
)

$(0.31
)

$(0.34
)

$(0.24
)

$(0.18
)

From net realized gain on investments

—

—

(0.01
)

(0.15
)

(0.02
)

Total distributions declared to shareholders

$(0.28
)

$(0.31
)

$(0.35
)

$(0.39
)

$(0.20
)

Net asset value, end of period

$11.98

$11.22

$9.45

$10.92

$11.04

Total return (%) (r)(s)

9.42

22.11

(10.06
)

2.40

8.36

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.87

0.92

1.07

1.46

3.03

Expenses after expense reductions (f)(h)

0.53

0.60

0.60

0.68

0.75

Net investment income

2.34

2.93

3.28

3.21

2.94

Portfolio turnover

29

14

62

22

27

Net assets at end of period (000 omitted)

$23,777

$22,114

$13,266

$13,184

$2,794

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

Years ended 4/30

Class R3

2011

2010

2009

2008

2007

Net asset value, beginning of period

$11.30

$9.51

$10.98

$11.07

$10.39

Income (loss) from investment operations

Net investment income (d)

$0.29

$0.34

$0.35

$0.39

$0.35

Net realized and unrealized gain (loss) on investments

0.80

1.78

(1.46
)

(0.09
)

0.54

Total from investment operations

$1.09

$2.12

$(1.11
)

$0.30

$0.89

Less distributions declared to shareholders

From net investment income

$(0.31
)

$(0.33
)

$(0.35
)

$(0.24
)

$(0.19
)

From net realized gain on investments

—

—

(0.01
)

(0.15
)

(0.02
)

Total distributions declared to shareholders

$(0.31
)

$(0.33
)

$(0.36
)

$(0.39
)

$(0.21
)

Net asset value, end of period

$12.08

$11.30

$9.51

$10.98

$11.07

Total return (%) (r)(s)

9.74

22.39

(9.85
)

2.68

8.67

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.62

0.69

0.81

1.21

2.47

Expenses after expense reductions (f)(h)

0.28

0.35

0.35

0.45

0.50

Net investment income

2.55

3.19

3.49

3.44

3.14

Portfolio turnover

29

14

62

22

27

Net assets at end of period (000 omitted)

$6,278

$5,536

$4,658

$5,796

$4,685

Years ended 4/30

Class R4

2011

2010

2009

2008

2007

Net asset value, beginning of period

$11.34

$9.53

$11.01

$11.11

$10.40

Income (loss) from investment operations

Net investment income (d)

$0.33

$0.36

$0.37

$0.42

$0.37

Net realized and unrealized gain (loss) on investments

0.78

1.80

(1.46
)

(0.10
)

0.57

Total from investment operations

$1.11

$2.16

$(1.09
)

$0.32

$0.94

Less distributions declared to shareholders

From net investment income

$(0.34
)

$(0.35
)

$(0.38
)

$(0.27
)

$(0.21
)

From net realized gain on investments

—

—

(0.01
)

(0.15
)

(0.02
)

Total distributions declared to shareholders

$(0.34
)

$(0.35
)

$(0.39
)

$(0.42
)

$(0.23
)

Net asset value, end of period

$12.11

$11.34

$9.53

$11.01

$11.11

Total return (%) (r)(s)

9.93

22.81

(9.64
)

2.89

9.06

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.37

0.43

0.52

0.98

2.80

Expenses after expense reductions (f)(h)

0.04

0.10

0.10

0.15

0.20

Net investment income

2.84

3.39

3.48

3.84

3.46

Portfolio turnover

29

14

62

22

27

Net assets at end of period (000 omitted)

$261

$176

$108

$582

$57

(d)
Per share data is based on average shares outstanding.

(f)
Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(r)
Certain expenses have been reduced without which performance would have been lower.

(s)
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)
Total returns do not include any applicable sales charges.

See
Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The
financial highlights table is intended to help you understand the fund financial performance for the past 5 years Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Years ended 4/30

Class A

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.30

$7.97

$11.36

$11.85

$10.85

Income (loss) from investment operations

Net investment income (d)

$0.20

$0.22

$0.21

$0.22

$0.18

Net realized and unrealized gain (loss) on investments

1.34

2.36

(3.28
)

(0.15
)

1.03

Total from investment operations

$1.54

$2.58

$(3.07
)

$0.07

$1.21

Less distributions declared to shareholders

From net investment income

$(0.23
)

$(0.25
)

$(0.26
)

$(0.24
)

$(0.15
)

From net realized gain on investments

—

—

(0.06
)

(0.32
)

(0.06
)

Total distributions declared to shareholders

$(0.23
)

$(0.25
)

$(0.32
)

$(0.56
)

$(0.21
)

Net asset value, end of period

$11.61

$10.30

$7.97

$11.36

$11.85

Total return (%) (r)(s)(t)

15.11

32.47

(26.93
)

0.47

11.26

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.44

0.46

0.60

0.74

1.26

Expenses after expense reductions (f)(h)

0.28

0.35

0.43

0.45

0.45

Net investment income

1.91

2.28

2.35

1.86

1.63

Portfolio turnover

19

9

38

15

7

Net assets at end of period (000 omitted)

$27,869

$20,097

$10,928

$10,843

$8,188

Years ended 4/30

Class B

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.23

$7.92

$11.28

$11.79

$10.82

Income (loss) from investment operations

Net investment income (d)

$0.12

$0.15

$0.15

$0.14

$0.11

Net realized and unrealized gain (loss) on investments

1.33

2.34

(3.26
)

(0.15
)

1.02

Total from investment operations

$1.45

$2.49

$(3.11
)

$(0.01
)

$1.13

Less distributions declared to shareholders

From net investment income

$(0.16
)

$(0.18
)

$(0.19
)

$(0.18
)

$(0.10
)

From net realized gain on investments

—

—

(0.06
)

(0.32
)

(0.06
)

Total distributions declared to shareholders

$(0.16
)

$(0.18
)

$(0.25
)

$(0.50
)

$(0.16
)

Net asset value, end of period

$11.52

$10.23

$7.92

$11.28

$11.79

Total return (%) (r)(s)(t)

14.23

31.53

(27.49
)

(0.23
)

10.57

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

1.19

1.22

1.26

1.39

1.92

Expenses after expense reductions (f)(h)

1.03

1.10

1.10

1.10

1.10

Net investment income

1.16

1.55

1.63

1.23

1.01

Portfolio turnover

19

9

38

15

7

Net assets at end of period (000 omitted)

$5,649

$4,418

$3,176

$4,423

$3,428

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

Years ended 4/30

Class C

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.16

$7.88

$11.24

$11.78

$10.83

Income (loss) from investment operations

Net investment income (d)

$0.12

$0.15

$0.14

$0.15

$0.12

Net realized and unrealized gain (loss) on investments

1.32

2.32

(3.24
)

(0.16
)

1.01

Total from investment operations

$1.44

$2.47

$(3.10
)

$(0.01
)

$1.13

Less distributions declared to shareholders

From net investment income

$(0.17
)

$(0.19
)

$(0.20
)

$(0.21
)

$(0.12
)

From net realized gain on investments

—

—

(0.06
)

(0.32
)

(0.06
)

Total distributions declared to shareholders

$(0.17
)

$(0.19
)

$(0.26
)

$(0.53
)

$(0.18
)

Net asset value, end of period

$11.43

$10.16

$7.88

$11.24

$11.78

Total return (%) (r)(s)(t)

14.27

31.52

(27.49
)

(0.26
)

10.58

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

1.19

1.21

1.27

1.39

1.86

Expenses after expense reductions (f)(h)

1.03

1.10

1.10

1.10

1.10

Net investment income

1.17

1.58

1.62

1.31

1.07

Portfolio turnover

19

9

38

15

7

Net assets at end of period (000 omitted)

$9,727

$5,978

$3,036

$2,529

$1,148

Years ended 4/30

Class I

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.34

$8.00

$11.41

$11.90

$10.87

Income (loss) from investment operations

Net investment income (d)

$0.23

$0.24

$0.24

$0.28

$0.22

Net realized and unrealized gain (loss) on investments

1.34

2.37

(3.30
)

(0.17
)

1.04

Total from investment operations

$1.57

$2.61

$(3.06
)

$0.11

$1.26

Less distributions declared to shareholders

From net investment income

$(0.25
)

$(0.27
)

$(0.29
)

$(0.28
)

$(0.17
)

From net realized gain on investments

—

—

(0.06
)

(0.32
)

(0.06
)

Total distributions declared to shareholders

$(0.25
)

$(0.27
)

$(0.35
)

$(0.60
)

$(0.23
)

Net asset value, end of period

$11.66

$10.34

$8.00

$11.41

$11.90

Total return (%) (r)(s)

15.39

32.75

(26.72
)

0.76

11.71

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.19

0.22

0.27

0.41

0.96

Expenses after expense reductions (f)(h)

0.03

0.10

0.10

0.10

0.10

Net investment income

2.19

2.57

2.65

2.32

1.97

Portfolio turnover

19

9

38

15

7

Net assets at end of period (000 omitted)

$1,488

$857

$645

$690

$613

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

Years ended 4/30

Class R1

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.20

$7.90

$11.23

$11.78

$10.83

Income (loss) from investment operations

Net investment income (d)

$0.12

$0.14

$0.14

$0.14

$0.10

Net realized and unrealized gain (loss) on investments

1.33

2.34

(3.23
)

(0.16
)

1.02

Total from investment operations

$1.45

$2.48

$(3.09
)

$(0.02
)

$1.12

Less distributions declared to shareholders

From net investment income

$(0.15
)

$(0.18
)

$(0.18
)

$(0.21
)

$(0.11
)

From net realized gain on investments

—

—

(0.06
)

(0.32
)

(0.06
)

Total distributions declared to shareholders

$(0.15
)

$(0.18
)

$(0.24
)

$(0.53
)

$(0.17
)

Net asset value, end of period

$11.50

$10.20

$7.90

$11.23

$11.78

Total return (%) (r)(s)

14.26

31.53

(27.46
)

(0.28
)

10.41

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

1.19

1.22

1.26

1.45

2.08

Expenses after expense reductions (f)(h)

1.03

1.10

1.10

1.17

1.20

Net investment income

1.14

1.55

1.53

1.22

0.90

Portfolio turnover

19

9

38

15

7

Net assets at end of period (000 omitted)

$9,509

$9,195

$6,757

$8,935

$2,549

Years ended 4/30

Class R2

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.24

$7.93

$11.31

$11.83

$10.84

Income (loss) from investment operations

Net investment income (d)

$0.18

$0.19

$0.19

$0.18

$0.15

Net realized and unrealized gain (loss) on investments

1.33

2.35

(3.26
)

(0.15
)

1.03

Total from investment operations

$1.51

$2.54

$(3.07
)

$0.03

$1.18

Less distributions declared to shareholders

From net investment income

$(0.21
)

$(0.23
)

$(0.25
)

$(0.23
)

$(0.13
)

From net realized gain on investments

—

—

(0.06
)

(0.32
)

(0.06
)

Total distributions declared to shareholders

$(0.21
)

$(0.23
)

$(0.31
)

$(0.55
)

$(0.19
)

Net asset value, end of period

$11.54

$10.24

$7.93

$11.31

$11.83

Total return (%) (r)(s)

14.84

32.13

(27.05
)

0.09

11.03

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.69

0.72

0.77

0.98

1.62

Expenses after expense reductions (f)(h)

0.53

0.60

0.60

0.69

0.75

Net investment income

1.66

2.06

2.18

1.63

1.36

Portfolio turnover

19

9

38

15

7

Net assets at end of period (000 omitted)

$61,509

$49,039

$31,030

$30,874

$10,494

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

Years ended 4/30

Class R3

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.30

$7.97

$11.36

$11.85

$10.86

Income (loss) from investment operations

Net investment income (d)

$0.20

$0.22

$0.21

$0.22

$0.19

Net realized and unrealized gain (loss) on investments

1.35

2.36

(3.28
)

(0.15
)

1.01

Total from investment operations

$1.55

$2.58

$(3.07
)

$0.07

$1.20

Less distributions declared to shareholders

From net investment income

$(0.23
)

$(0.25
)

$(0.26
)

$(0.24
)

$(0.15
)

From net realized gain on investments

—

—

(0.06
)

(0.32
)

(0.06
)

Total distributions declared to shareholders

$(0.23
)

$(0.25
)

$(0.32
)

$(0.56
)

$(0.21
)

Net asset value, end of period

$11.62

$10.30

$7.97

$11.36

$11.85

Total return (%) (r)(s)

15.18

32.47

(26.91
)

0.43

11.15

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.44

0.47

0.51

0.75

1.26

Expenses after expense reductions (f)(h)

0.28

0.35

0.35

0.45

0.50

Net investment income

1.91

2.31

2.33

1.87

1.67

Portfolio turnover

19

9

38

15

7

Net assets at end of period (000 omitted)

$19,344

$15,848

$11,616

$16,151

$11,326

Years ended 4/30

Class R4

2011

2010

2009

2008

2007

Net asset value, beginning of period

$10.34

$7.99

$11.40

$11.90

$10.87

Income (loss) from investment operations

Net investment income (d)

$0.21

$0.24

$0.22

$0.26

$0.21

Net realized and unrealized gain (loss) on investments

1.35

2.38

(3.28
)

(0.17
)

1.04

Total from investment operations

$1.56

$2.62

$(3.06
)

$0.09

$1.25

Less distributions declared to shareholders

From net investment income

$(0.25
)

$(0.27
)

$(0.29
)

$(0.27
)

$(0.16
)

From net realized gain on investments

—

—

(0.06
)

(0.32
)

(0.06
)

Total distributions declared to shareholders

$(0.25
)

$(0.27
)

$(0.35
)

$(0.59
)

$(0.22
)

Net asset value, end of period

$11.65

$10.34

$7.99

$11.40

$11.90

Total return (%) (r)(s)

15.29

32.92

(26.75
)

0.64

11.61

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.19

0.21

0.23

0.48

1.09

Expenses after expense reductions (f)(h)

0.05

0.10

0.10

0.15

0.20

Net investment income

2.03

2.54

1.99

2.36

1.88

Portfolio turnover

19

9

38

15

7

Net assets at end of period (000 omitted)

$441

$344

$204

$2,283

$62

(d)
Per share data is based on average shares outstanding.

(f)
Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(r)
Certain expenses have been reduced without which performance would have been lower.

(s)
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)
Total returns do not include any applicable sales charges.

See
Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The
financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Years ended 4/30

Class A

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.66

$7.08

$11.41

$12.24

$11.10

Income (loss) from investment operations

Net investment income (d)

$0.11

$0.13

$0.08

$0.07

$0.07

Net realized and unrealized gain (loss) on investments

1.78

2.63

(4.14
)

(0.24
)

1.20

Total from investment operations

$1.89

$2.76

$(4.06
)

$(0.17
)

$1.27

Less distributions declared to shareholders

From net investment income

$(0.16
)

$(0.18
)

$(0.16
)

$(0.20
)

$(0.12
)

From net realized gain on investments

—

—

(0.11
)

(0.46
)

(0.01
)

Total distributions declared to shareholders

$(0.16
)

$(0.18
)

$(0.27
)

$(0.66
)

$(0.13
)

Net asset value, end of period

$11.39

$9.66

$7.08

$11.41

$12.24

Total return (%) (r)(s)(t)

19.70

39.08

(35.45
)

(1.65
)

11.57

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.50

0.55

0.74

0.87

1.84

Expenses after expense reductions (f)(h)

0.28

0.35

0.44

0.45

0.45

Net investment income

1.13

1.45

0.98

0.60

0.63

Portfolio turnover

15

6

38

14

17

Net assets at end of period (000 omitted)

$15,665

$9,817

$4,634

$5,917

$4,758

Years ended 4/30

Class B

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.58

$7.03

$11.32

$12.17

$11.07

Income (loss) from investment operations

Net investment income (loss) (d)

$0.04

$0.06

$0.02

$(0.00
)(w)

$(0.00
)(w)

Net realized and unrealized gain (loss) on investments

1.74

2.61

(4.09
)

(0.25
)

1.19

Total from investment operations

$1.78

$2.67

$(4.07
)

$(0.25
)

$1.19

Less distributions declared to shareholders

From net investment income

$(0.09
)

$(0.12
)

$(0.11
)

$(0.14
)

$(0.08
)

From net realized gain on investments

—

—

(0.11
)

(0.46
)

(0.01
)

Total distributions declared to shareholders

$(0.09
)

$(0.12
)

$(0.22
)

$(0.60
)

$(0.09
)

Net asset value, end of period

$11.27

$9.58

$7.03

$11.32

$12.17

Total return (%) (r)(s)(t)

18.69

38.07

(35.89
)

(2.30
)

10.80

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

1.25

1.31

1.41

1.53

2.54

Expenses after expense reductions (f)(h)

1.03

1.10

1.10

1.10

1.10

Net investment income (loss)

0.37

0.72

0.24

(0.02
)

(0.04
)

Portfolio turnover

15

6

38

14

17

Net assets at end of period (000 omitted)

$3,996

$2,911

$1,735

$2,195

$1,269

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

Years ended 4/30

Class C

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.56

$7.03

$11.34

$12.20

$11.08

Income (loss) from investment operations

Net investment income (loss) (d)

$0.04

$0.06

$0.03

$(0.00
)(w)

$(0.02
)

Net realized and unrealized gain (loss) on investments

1.75

2.60

(4.10
)

(0.25
)

1.20

Total from investment operations

$1.79

$2.66

$(4.07
)

$(0.25
)

$1.18

Less distributions declared to shareholders

From net investment income

$(0.11
)

$(0.13
)

$(0.13
)

$(0.15
)

$(0.05
)

From net realized gain on investments

—

—

(0.11
)

(0.46
)

(0.01
)

Total distributions declared to shareholders

$(0.11
)

$(0.13
)

$(0.24
)

$(0.61
)

$(0.06
)

Net asset value, end of period

$11.24

$9.56

$7.03

$11.34

$12.20

Total return (%) (r)(s)(t)

18.81

37.90

(35.82
)

(2.29
)

10.72

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

1.25

1.30

1.42

1.53

2.61

Expenses after expense reductions (f)(h)

1.02

1.10

1.10

1.10

1.10

Net investment income (loss)

0.39

0.70

0.42

(0.01
)

(0.16
)

Portfolio turnover

15

6

38

14

17

Net assets at end of period (000 omitted)

$5,594

$2,495

$981

$801

$450

Years ended 4/30

Class I

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.70

$7.11

$11.46

$12.29

$11.12

Income (loss) from investment operations

Net investment income (d)

$0.14

$0.16

$0.11

$0.10

$0.10

Net realized and unrealized gain (loss) on investments

1.77

2.63

(4.16
)

(0.24
)

1.22

Total from investment operations

$1.91

$2.79

$(4.05
)

$(0.14
)

$1.32

Less distributions declared to shareholders

From net investment income

$(0.18
)

$(0.20
)

$(0.19
)

$(0.23
)

$(0.14
)

From net realized gain on investments

—

—

(0.11
)

(0.46
)

(0.01
)

Total distributions declared to shareholders

$(0.18
)

$(0.20
)

$(0.30
)

$(0.69
)

$(0.15
)

Net asset value, end of period

$11.43

$9.70

$7.11

$11.46

$12.29

Total return (%) (r)(s)

19.85

39.32

(35.18
)

(1.35
)

11.99

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.25

0.32

0.41

0.52

1.62

Expenses after expense reductions (f)(h)

0.03

0.10

0.10

0.10

0.10

Net investment income

1.35

1.79

1.29

0.86

0.91

Portfolio turnover

15

6

38

14

17

Net assets at end of period (000 omitted)

$3,009

$1,958

$1,149

$1,308

$1,314

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

Years ended 4/30

Class R1

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.57

$7.03

$11.29

$12.17

$11.08

Income (loss) from investment operations

Net investment income (loss) (d)

$0.03

$0.07

$0.02

$(0.01
)

$(0.02
)

Net realized and unrealized gain (loss) on investments

1.76

2.60

(4.08
)

(0.26
)

1.20

Total from investment operations

$1.79

$2.67

$(4.06
)

$(0.27
)

$1.18

Less distributions declared to shareholders

From net investment income

$(0.08
)

$(0.13
)

$(0.09
)

$(0.15
)

$(0.08
)

From net realized gain on investments

—

—

(0.11
)

(0.46
)

(0.01
)

Total distributions declared to shareholders

$(0.08
)

$(0.13
)

$(0.20
)

$(0.61
)

$(0.09
)

Net asset value, end of period

$11.28

$9.57

$7.03

$11.29

$12.17

Total return (%) (r)(s)

18.76

38.06

(35.87
)

(2.42
)

10.72

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

1.25

1.31

1.40

1.58

2.69

Expenses after expense reductions (f)(h)

1.03

1.10

1.10

1.17

1.20

Net investment income (loss)

0.35

0.79

0.24

(0.12
)

(0.14
)

Portfolio turnover

15

6

38

14

17

Net assets at end of period (000 omitted)

$6,558

$6,389

$3,717

$5,671

$1,330

Years ended 4/30

Class R2

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.59

$7.04

$11.35

$12.20

$11.09

Income (loss) from investment operations

Net investment income (d)

$0.09

$0.11

$0.07

$0.05

$0.04

Net realized and unrealized gain (loss) on investments

1.76

2.60

(4.11
)

(0.26
)

1.19

Total from investment operations

$1.85

$2.71

$(4.04
)

$(0.21
)

$1.23

Less distributions declared to shareholders

From net investment income

$(0.14
)

$(0.16
)

$(0.16
)

$(0.18
)

$(0.11
)

From net realized gain on investments

—

—

(0.11
)

(0.46
)

(0.01
)

Total distributions declared to shareholders

$(0.14
)

$(0.16
)

$(0.27
)

$(0.64
)

$(0.12
)

Net asset value, end of period

$11.30

$9.59

$7.04

$11.35

$12.20

Total return (%) (r)(s)

19.38

38.63

(35.51
)

(1.93
)

11.18

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.75

0.81

0.91

1.12

2.21

Expenses after expense reductions (f)(h)

0.53

0.60

0.60

0.68

0.75

Net investment income

0.88

1.25

0.89

0.42

0.35

Portfolio turnover

15

6

38

14

17

Net assets at end of period (000 omitted)

$48,253

$36,518

$20,269

$21,426

$5,980

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

Years ended 4/30

Class R3

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.64

$7.07

$11.40

$12.23

$11.10

Income (loss) from investment operations

Net investment income (d)

$0.11

$0.13

$0.10

$0.07

$0.08

Net realized and unrealized gain (loss) on investments

1.78

2.62

(4.15
)

(0.25
)

1.18

Total from investment operations

$1.89

$2.75

$(4.05
)

$(0.18
)

$1.26

Less distributions declared to shareholders

From net investment income

$(0.16
)

$(0.18
)

$(0.17
)

$(0.19
)

$(0.12
)

From net realized gain on investments

—

—

(0.11
)

(0.46
)

(0.01
)

Total distributions declared to shareholders

$(0.16
)

$(0.18
)

$(0.28
)

$(0.65
)

$(0.13
)

Net asset value, end of period

$11.37

$9.64

$7.07

$11.40

$12.23

Total return (%) (r)(s)

19.73

38.99

(35.40
)

(1.69
)

11.49

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.50

0.56

0.65

0.88

1.79

Expenses after expense reductions (f)(h)

0.28

0.35

0.35

0.45

0.50

Net investment income

1.14

1.50

1.16

0.61

0.69

Portfolio turnover

15

6

38

14

17

Net assets at end of period (000 omitted)

$18,169

$13,516

$8,597

$12,012

$8,198

Years ended 4/30

Class R4

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.69

$7.10

$11.44

$12.28

$11.12

Income (loss) from investment operations

Net investment income (d)

$0.14

$0.14

$0.04

$0.13

$0.09

Net realized and unrealized gain (loss) on investments

1.77

2.65

(4.08
)

(0.28
)

1.21

Total from investment operations

$1.91

$2.79

$(4.04
)

$(0.15
)

$1.30

Less distributions declared to shareholders

From net investment income

$(0.18
)

$(0.20
)

$(0.19
)

$(0.23
)

$(0.13
)

From net realized gain on investments

—

—

(0.11
)

(0.46
)

(0.01
)

Total distributions declared to shareholders

$(0.18
)

$(0.20
)

$(0.30
)

$(0.69
)

$(0.14
)

Net asset value, end of period

$11.42

$9.69

$7.10

$11.44

$12.28

Total return (%) (r)(s)

19.87

39.38

(35.16
)

(1.47
)

11.80

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.25

0.29

0.33

0.60

1.78

Expenses after expense reductions (f)(h)

0.03

0.10

0.10

0.15

0.20

Net investment income

1.42

1.64

0.40

1.12

0.85

Portfolio turnover

15

6

38

14

17

Net assets at end of period (000 omitted)

$702

$278

$108

$2,321

$63

(d)
Per share data is based on average shares outstanding.

(f)
Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(r)
Certain expenses have been reduced without which performance would have been lower.

(s)
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)
Total returns do not include any applicable sales charges.

(w)
Per share amount was less than $0.01.

See Notes to Financial
Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The
financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Years ended 4/30

Class A

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.49

$6.90

$11.37

$12.27

$11.10

Income (loss) from investment operations

Net investment income (d)

$0.08

$0.10

$0.06

$0.04

$0.04

Net realized and unrealized gain (loss) on investments

1.88

2.66

(4.30
)

(0.27
)

1.27

Total from investment operations

$1.96

$2.76

$(4.24
)

$(0.23
)

$1.31

Less distributions declared to shareholders

From net investment income

$(0.14
)

$(0.17
)

$(0.14
)

$(0.18
)

$(0.09
)

From net realized gain on investments

—

—

(0.09
)

(0.49
)

(0.05
)

Total distributions declared to shareholders

$(0.14
)

$(0.17
)

$(0.23
)

$(0.67
)

$(0.14
)

Net asset value, end of period

$11.31

$9.49

$6.90

$11.37

$12.27

Total return (%) (r)(s)(t)

20.78

40.17

(37.10
)

(2.12
)

11.86

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.59

0.69

1.01

1.27

2.75

Expenses after expense reductions (f)(h)

0.28

0.35

0.43

0.45

0.45

Net investment income

0.85

1.21

0.70

0.34

0.38

Portfolio turnover

14

8

33

11

11

Net assets at end of period (000 omitted)

$10,260

$6,861

$3,121

$2,978

$3,420

Years ended 4/30

Class B

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.44

$6.88

$11.29

$12.21

$11.08

Income (loss) from investment operations

Net investment income (loss) (d)

$0.01

$0.04

$(0.00
)(w)

$(0.03
)

$(0.03
)

Net realized and unrealized gain (loss) on investments

1.87

2.64

(4.25
)

(0.28
)

1.24

Total from investment operations

$1.88

$2.68

$(4.25
)

$(0.31
)

$1.21

Less distributions declared to shareholders

From net investment income

$(0.07
)

$(0.12
)

$(0.07
)

$(0.12
)

$(0.03
)

From net realized gain on investments

—

—

(0.09
)

(0.49
)

(0.05
)

Total distributions declared to shareholders

$(0.07
)

$(0.12
)

$(0.16
)

$(0.61
)

$(0.08
)

Net asset value, end of period

$11.25

$9.44

$6.88

$11.29

$12.21

Total return (%) (r)(s)(t)

20.00

39.00

(37.50
)

(2.72
)

11.00

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

1.34

1.46

1.66

1.95

3.57

Expenses after expense reductions (f)(h)

1.03

1.10

1.10

1.10

1.10

Net investment income (loss)

0.11

0.49

(0.05
)

(0.26
)

(0.27
)

Portfolio turnover

14

8

33

11

11

Net assets at end of period (000 omitted)

$2,244

$1,630

$1,072

$1,639

$1,124

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

Years ended 4/30

Class C

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.38

$6.85

$11.26

$12.23

$11.08

Income (loss) from investment operations

Net investment income (loss) (d)

$0.01

$0.05

$(0.00
)(w)

$0.01

$(0.03
)

Net realized and unrealized gain (loss) on investments

1.85

2.61

(4.23
)

(0.31
)

1.25

Total from investment operations

$1.86

$2.66

$(4.23
)

$(0.30
)

$1.22

Less distributions declared to shareholders

From net investment income

$(0.08
)

$(0.13
)

$(0.09
)

$(0.18
)

$(0.02
)

From net realized gain on investments

—

—

(0.09
)

(0.49
)

(0.05
)

Total distributions declared to shareholders

$(0.08
)

$(0.13
)

$(0.18
)

$(0.67
)

$(0.07
)

Net asset value, end of period

$11.16

$9.38

$6.85

$11.26

$12.23

Total return (%) (r)(s)(t)

19.93

38.97

(37.46
)

(2.69
)

11.05

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

1.34

1.44

1.68

1.86

3.57

Expenses after expense reductions (f)(h)

1.03

1.10

1.10

1.10

1.10

Net investment income (loss)

0.12

0.53

(0.01
)

0.06

(0.31
)

Portfolio turnover

14

8

33

11

11

Net assets at end of period (000 omitted)

$3,597

$2,134

$859

$964

$212

Years ended 4/30

Class I

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.53

$6.93

$11.42

$12.32

$11.12

Income (loss) from investment operations

Net investment income (d)

$0.11

$0.13

$0.08

$0.09

$0.08

Net realized and unrealized gain (loss) on investments

1.89

2.66

(4.31
)

(0.28
)

1.27

Total from investment operations

$2.00

$2.79

$(4.23
)

$(0.19
)

$1.35

Less distributions declared to shareholders

From net investment income

$(0.16
)

$(0.19
)

$(0.17
)

$(0.22
)

$(0.10
)

From net realized gain on investments

—

—

(0.09
)

(0.49
)

(0.05
)

Total distributions declared to shareholders

$(0.16
)

$(0.19
)

$(0.26
)

$(0.71
)

$(0.15
)

Net asset value, end of period

$11.37

$9.53

$6.93

$11.42

$12.32

Total return (%) (r)(s)

21.16

40.38

(36.88
)

(1.75
)

12.26

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.34

0.46

0.67

0.95

2.59

Expenses after expense reductions (f)(h)

0.03

0.10

0.10

0.10

0.10

Net investment income

1.11

1.47

0.97

0.76

0.71

Portfolio turnover

14

8

33

11

11

Net assets at end of period (000 omitted)

$2,972

$2,094

$1,225

$1,518

$1,004

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

Years ended 4/30

Class R1

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.39

$6.84

$11.26

$12.20

$11.08

Income (loss) from investment operations

Net investment income (loss) (d)

$0.01

$0.04

$(0.00
)(w)

$(0.04
)

$(0.05
)

Net realized and unrealized gain (loss) on investments

1.85

2.63

(4.24
)

(0.27
)

1.26

Total from investment operations

$1.86

$2.67

$(4.24
)

$(0.31
)

$1.21

Less distributions declared to shareholders

From net investment income

$(0.07
)

$(0.12
)

$(0.09
)

$(0.14
)

$(0.04
)

From net realized gain on investments

—

—

(0.09
)

(0.49
)

(0.05
)

Total distributions declared to shareholders

$(0.07
)

$(0.12
)

$(0.18
)

$(0.63
)

$(0.09
)

Net asset value, end of period

$11.18

$9.39

$6.84

$11.26

$12.20

Total return (%) (r)(s)

19.90

39.08

(37.53
)

(2.75
)

11.00

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

1.34

1.46

1.67

1.97

3.55

Expenses after expense reductions (f)(h)

1.03

1.10

1.10

1.17

1.20

Net investment income (loss)

0.09

0.48

(0.01
)

(0.36
)

(0.42
)

Portfolio turnover

14

8

33

11

11

Net assets at end of period (000 omitted)

$5,204

$3,759

$2,368

$2,645

$752

Years ended 4/30

Class R2

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.43

$6.87

$11.32

$12.24

$11.10

Income (loss) from investment operations

Net investment income (d)

$0.06

$0.09

$0.05

$0.02

$0.00(w
)

Net realized and unrealized gain (loss) on investments

1.87

2.63

(4.27
)

(0.28
)

1.26

Total from investment operations

$1.93

$2.72

$(4.22
)

$(0.26
)

$1.26

Less distributions declared to shareholders

From net investment income

$(0.12
)

$(0.16
)

$(0.14
)

$(0.17
)

$(0.07
)

From net realized gain on investments

—

—

(0.09
)

(0.49
)

(0.05
)

Total distributions declared to shareholders

$(0.12
)

$(0.16
)

$(0.23
)

$(0.66
)

$(0.12
)

Net asset value, end of period

$11.24

$9.43

$6.87

$11.32

$12.24

Total return (%) (r)(s)

20.58

39.67

(37.14
)

(2.36
)

11.43

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.84

0.95

1.18

1.51

3.06

Expenses after expense reductions (f)(h)

0.53

0.60

0.60

0.68

0.75

Net investment income

0.63

1.05

0.57

0.16

0.03

Portfolio turnover

14

8

33

11

11

Net assets at end of period (000 omitted)

$38,606

$27,881

$14,024

$11,566

$3,702

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

Years ended 4/30

Class R3

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.49

$6.90

$11.36

$12.27

$11.11

Income (loss) from investment operations

Net investment income (d)

$0.08

$0.11

$0.06

$0.05

$0.05

Net realized and unrealized gain (loss) on investments

1.88

2.65

(4.28
)

(0.28
)

1.25

Total from investment operations

$1.96

$2.76

$(4.22
)

$(0.23
)

$1.30

Less distributions declared to shareholders

From net investment income

$(0.14
)

$(0.17
)

$(0.15
)

$(0.19
)

$(0.09
)

From net realized gain on investments

—

—

(0.09
)

(0.49
)

(0.05
)

Total distributions declared to shareholders

$(0.14
)

$(0.17
)

$(0.24
)

$(0.68
)

$(0.14
)

Net asset value, end of period

$11.31

$9.49

$6.90

$11.36

$12.27

Total return (%) (r)(s)

20.78

40.13

(37.01
)

(2.13
)

11.74

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.59

0.72

0.91

1.28

2.78

Expenses after expense reductions (f)(h)

0.28

0.35

0.35

0.45

0.50

Net investment income

0.86

1.27

0.72

0.40

0.39

Portfolio turnover

14

8

33

11

11

Net assets at end of period (000 omitted)

$7,752

$5,283

$3,507

$5,358

$2,371

Years ended 4/30

Class R4

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.53

$6.93

$11.41

$12.31

$11.12

Income (loss) from investment operations

Net investment income (d)

$0.11

$0.13

$0.04

$0.10

$0.07

Net realized and unrealized gain (loss) on investments

1.88

2.66

(4.26
)

(0.29
)

1.26

Total from investment operations

$1.99

$2.79

$(4.22
)

$(0.19
)

$1.33

Less distributions declared to shareholders

From net investment income

$(0.16
)

$(0.19
)

$(0.17
)

$(0.22
)

$(0.09
)

From net realized gain on investments

—

—

(0.09
)

(0.49
)

(0.05
)

Total distributions declared to shareholders

$(0.16
)

$(0.19
)

$(0.26
)

$(0.71
)

$(0.14
)

Net asset value, end of period

$11.36

$9.53

$6.93

$11.41

$12.31

Total return (%) (r)(s)

21.05

40.38

(36.82
)

(1.79
)

12.07

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

0.35

0.46

0.58

1.06

2.78

Expenses after expense reductions (f)(h)

0.03

0.10

0.10

0.15

0.20

Net investment income

1.11

1.51

0.35

0.87

0.60

Portfolio turnover

14

8

33

11

11

Net assets at end of period (000 omitted)

$499

$234

$131

$1,455

$63

(d)
Per share data is based on average shares outstanding.

(f)
Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(r)
Certain expenses have been reduced without which performance would have been lower.

(s)
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)
Total returns do not include any applicable sales charges.

(w)
Per share amount was less than $0.01.

See Notes to Financial
Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The
financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A

Period ended 4/30/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.11

Net realized and unrealized gain (loss) on investments

2.10

Total from investment operations

$2.21

Less distributions declared to shareholders

From net investment income

$(0.13
)

Net asset value, end of period

$12.08

Total return (%) (r)(s)(t)

22.20
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

4.60
(a)

Expenses after expense reductions (f)(h)

0.25
(a)

Net investment income

1.60
(a)

Portfolio turnover

4

Net assets at end of period (000 omitted)

$1,836

Class B

Period ended 4/30/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.03

Net realized and unrealized gain (loss) on investments

2.13

Total from investment operations

$2.16

Less distributions declared to shareholders

From net investment income

$(0.10
)

Net asset value, end of period

$12.06

Total return (%) (r)(s)(t)

21.70
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

6.81
(a)

Expenses after expense reductions (f)(h)

1.00
(a)

Net investment income

0.46
(a)

Portfolio turnover

4

Net assets at end of period (000 omitted)

$172

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

Class C

Period ended 4/30/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.04

Net realized and unrealized gain (loss) on investments

2.12

Total from investment operations

$2.16

Less distributions declared to shareholders

From net investment income

$(0.10
)

Net asset value, end of period

$12.06

Total return (%) (r)(s)(t)

21.70
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

6.87
(a)

Expenses after expense reductions (f)(h)

1.00
(a)

Net investment income

0.52
(a)

Portfolio turnover

4

Net assets at end of period (000 omitted)

$167

Class I

Period ended 4/30/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.11

Net realized and unrealized gain (loss) on investments

2.12

Total from investment operations

$2.23

Less distributions declared to shareholders

From net investment income

$(0.13
)

Net asset value, end of period

$12.10

Total return (%) (r)(s)

22.45
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

5.79
(a)

Expenses after expense reductions (f)(h)

0.00
(a)

Net investment income

1.55
(a)

Portfolio turnover

4

Net assets at end of period (000 omitted)

$155

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

Class R1

Period ended 4/30/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.04

Net realized and unrealized gain (loss) on investments

2.12

Total from investment operations

$2.16

Less distributions declared to shareholders

From net investment income

$(0.10
)

Net asset value, end of period

$12.06

Total return (%) (r)(s)

21.70
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

7.00
(a)

Expenses after expense reductions (f)(h)

1.00
(a)

Net investment income

0.58
(a)

Portfolio turnover

4

Net assets at end of period (000 omitted)

$122

Class R2

Period ended 4/30/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.07

Net realized and unrealized gain (loss) on investments

2.13

Total from investment operations

$2.20

Less distributions declared to shareholders

From net investment income

$(0.12
)

Net asset value, end of period

$12.08

Total return (%) (r)(s)

22.07
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

6.50
(a)

Expenses after expense reductions (f)(h)

0.50
(a)

Net investment income

1.08
(a)

Portfolio turnover

4

Net assets at end of period (000 omitted)

$122

See Notes to
Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

Class R3

Period ended 4/30/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.09

Net realized and unrealized gain (loss) on investments

2.12

Total from investment operations

$2.21

Less distributions declared to shareholders

From net investment income

$(0.12
)

Net asset value, end of period

$12.09

Total return (%) (r)(s)

22.26
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

6.17
(a)

Expenses after expense reductions (f)(h)

0.25
(a)

Net investment income

1.28
(a)

Portfolio turnover

4

Net assets at end of period (000 omitted)

$144

Class R4

Period ended 4/30/11 (c)

Net asset value, beginning of period

$10.00

Income (loss) from investment operations

Net investment income (d)

$0.11

Net realized and unrealized gain (loss) on investments

2.12

Total from investment operations

$2.23

Less distributions declared to shareholders

From net investment income

$(0.13
)

Net asset value, end of period

$12.10

Total return (%) (r)(s)

22.45
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)(h)

6.00
(a)

Expenses after expense reductions (f)(h)

0.00
(a)

Net investment income

1.58
(a)

Portfolio turnover

4

Net assets at end of period (000 omitted)

$122

(a)
Annualized.

(c)
For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(d)
Per share data is based on average shares outstanding.

(f)
Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(n)
Not annualized.

(r)
Certain expenses have been reduced without which performance would have been lower.

(s)
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)
Total returns do not include any applicable sales charges.

See
Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)

Business and Organization

MFS Lifetime Retirement
Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund (the funds) are each a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)

Significant Accounting Policies

General
– The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the
U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying fund of the fund of funds are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in
Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end
investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund”
refers to the underlying fund in which each fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded.
Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party

Notes to Financial Statements – continued

pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of each fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, each fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of
April 30, 2011 in valuing each fund’s assets or liabilities:

Level 1

Level 2

Level 3

Total

MFS Lifetime Retirement Income Fund

Investments at Value

Mutual Funds

$101,697,138

$—

$—

$101,697,138

MFS Lifetime 2010 Fund

Investments at Value

Mutual Funds

$57,149,701

$—

$—

$57,149,701

MFS Lifetime 2020 Fund

Investments at Value

Mutual Funds

$135,575,993

$—

$—

$135,575,993

MFS Lifetime 2030 Fund

Investments at Value

Mutual Funds

$101,978,774

$—

$—

$101,978,774

Notes to Financial Statements – continued

Level 1

Level 2

Level 3

Total

MFS Lifetime 2040 Fund

Investments at Value

Mutual Funds

$71,148,433

$—

$—

$71,148,433

MFS Lifetime 2050 Fund

Investments at Value

Mutual Funds

$2,867,357

$—

$—

$2,867,357

For further information regarding security
characteristics, see the Portfolio of Investments.

Repurchase Agreements – Each fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. Each fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Each fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the underlying funds, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis.
All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of dividends by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by each fund or in unrealized gain/loss if the security is still held by each fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly –
Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2011, is shown as a reduction of total expenses on the
Statement of Operations. In the case of MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, and the MFS Lifetime 2050 Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by each fund in the accompanying financial statements.

Distributions to shareholders are recorded on the
ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements – continued

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 4/30/11

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund

Ordinary income (including any short-term capital gains)

$1,950,527

$1,287,003

$2,275,051

$1,185,021

$715,994

$25,000

Long-term capital gain

—

—

—

—

—

—

Total distributions

$1,950,527

$1,287,003

$2,275,051

$1,185,021

$715,994

$25,000

Year ended 4/30/10

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

Ordinary income (including any short-term capital gains)

$1,165,720

$1,180,001

$2,090,006

$1,106,052

$760,037

Long-term capital gain

6,219

—

—

—

—

Total distributions

$1,171,939

$1,180,001

$2,090,006

$1,106,052

$760,037

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/11

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund

Cost of investments

$91,525,294

$49,799,356

$117,407,933

$84,813,171

$57,511,717

$2,497,708

Gross appreciation

$10,171,844

$7,350,345

$18,168,242

$17,165,603

$13,636,716

$369,649

Gross depreciation

—

—

(182
)

—

—

—

Net unrealized appreciation (depreciation)

$10,171,844

$7,350,345

$18,168,060

$17,165,603

$13,636,716

$369,649

Undistributed ordinary income

126,162

369,842

491,830

57,747

—

689

Undistributed long-term capital gain

—

—

—

—

—

4,653

Capital loss carryforwards

(1,238,072
)

(1,954,451
)

(8,099,833
)

(7,109,364
)

(3,959,044
)

—

Other temporary differences

(159,525
)

—

—

—

—

—

As of April 30, 2011, certain funds had
capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

4/30/18

$(1,238,072
)

$(1,954,451
)

$(7,759,868
)

$(6,808,045
)

$(3,839,062
)

4/30/19

—

—

(339,965
)

(301,319
)

(119,982
)

Total

$(1,238,072
)

$(1,954,451
)

$(8,099,833
)

$(7,109,364
)

$(3,959,044
)

Notes to Financial Statements – continued

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the Lifetime Retirement Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the Lifetime Retirement Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statement of Changes in Net Assets are presented by class as follows:

From net investment income

  MFS Lifetime Retirement Income
Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

Year ended 4/30/11

Year ended 4/30/10

Year ended 4/30/11

Year ended 4/30/10

Year ended 4/30/11

Year ended 4/30/10

Class A

$789,990

$398,916

$325,717

$239,923

$501,308

$375,478

Class B

84,736

54,087

43,284

43,474

68,394

71,060

Class C

449,438

199,711

128,052

86,642

123,035

92,302

Class I

117,386

11,116

15,176

17,838

27,758

25,558

Class R1

60,583

22,546

90,942

82,757

117,344

159,836

Class R2

305,426

266,771

553,057

533,698

1,072,891

995,112

Class R3

139,232

209,818

121,948

171,304

352,651

363,183

Class R4

3,736

2,723

8,827

4,365

11,670

7,477

Total

$1,950,527

$1,165,688

$1,287,003

$1,180,001

$2,275,051

$2,090,006

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund

  Year ended
4/30/11

  Year ended
4/30/10

Year ended 4/30/11

Year ended 4/30/10

Year ended 4/30/11 (c)

Year ended 4/30/10

Class A

$192,630

$139,857

$112,906

$108,920

$16,770

$—

Class B

30,117

30,811

12,753

20,655

1,009

—

Class C

41,979

21,749

22,491

24,224

1,009

—

Class I

36,750

37,499

38,175

36,599

1,466

—

Class R1

48,608

88,337

30,444

45,257

1,009

—

Class R2

578,435

543,933

408,065

423,841

1,167

—

Class R3

245,656

240,630

83,944

96,397

1,246

—

Class R4

10,846

3,236

7,216

4,144

1,324

—

Total

$1,185,021

$1,106,052

$715,994

$760,037

$25,000

$—

From net realized gain on investments

  MFS Lifetime Retirement Income
Fund

Year ended 4/30/11

Year ended 4/30/10

Class A

$—

$2,034

Class B

—

327

Class C

—

1,365

Class I

—

38

Class R1

—

125

Class R2

—

1,346

Class R3

—

1,006

Class R4

—

10

Total

$—

$6,251

(c)
For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(3)

Transactions with Affiliates

Investment
Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Notes to Financial Statements – continued

The investment adviser had agreed in writing to pay a portion of each fund’s (excluding MFS Lifetime 2050 Fund) operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses did not exceed 0.10% annually of each fund’s average daily net assets. For the period May 1, 2010 through August 31, 2010, this reduction amounted to the following for each fund and is reflected as a reduction of total expenses in the
Statement of Operations:

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund

$37,573

$40,422

$30,787

$37,837

$41,960

$—

Effective September 1, 2010, and in the case of
the Lifetime 2050 Fund, the inception of the fund, MFS further agreed in writing to bear the fund’s expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that “Other Expenses” do not exceed 0.00% of the fund’s average daily net assets annually for each class of shares. This agreement will continue until at least August 31, 2011, after which MFS may increase such expense limitation to 0.10% of the fund’s average daily net assets annually for each class of shares without a vote of the fund’s Board of Trustees. Any increase above 0.10% would require a vote of the fund’s Board of Trustees. For the year ended April 30, 2011, this reduction amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations:

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund

$ 146,297

$135,083

$155,292

$147,369

$136,863

$62,368

In addition to the fees and expenses which each
fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2011, as its portion of the initial sales charge on sales of Class A shares of each fund:

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund

$86,566

$18,036

$26,611

$17,312

$9,403

$303

The Board of Trustees has adopted a distribution
plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940. Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

CLASS A

Distribution Fee Rate (d)

Service Fee Rate (d)

Total Distribution Plan (d)

Annual Effective Rate (e)

Distribution and Service Fee

MFS Lifetime Retirement Income Fund

—

0.25%

0.25%

0.25%

$69,497

MFS Lifetime 2010 Fund

—

0.25%

0.25%

0.25%

29,064

MFS Lifetime 2020 Fund

—

0.25%

0.25%

0.25%

57,131

MFS Lifetime 2030 Fund

—

0.25%

0.25%

0.25%

29,444

MFS Lifetime 2040 Fund

—

0.25%

0.25%

0.25%

19,881

MFS Lifetime 2050 Fund

—

0.25%

0.25%

0.25%

1,839

CLASS B

Distribution Fee Rate (d)

Service Fee Rate (d)

Total Distribution Plan (d)

Annual Effective Rate (e)

Distribution and Service Fee

MFS Lifetime Retirement Income Fund

0.75%

0.25%

1.00%

1.00%

$40,701

MFS Lifetime 2010 Fund

0.75%

0.25%

1.00%

1.00%

22,539

MFS Lifetime 2020 Fund

0.75%

0.25%

1.00%

1.00%

46,445

MFS Lifetime 2030 Fund

0.75%

0.25%

1.00%

1.00%

31,908

MFS Lifetime 2040 Fund

0.75%

0.25%

1.00%

1.00%

17,223

MFS Lifetime 2050 Fund

0.75%

0.25%

1.00%

1.00%

776

Notes to Financial Statements – continued

CLASS C

Distribution Fee Rate (d)

Service Fee Rate (d)

Total Distribution Plan (d)

Annual Effective Rate (e)

Distribution and Service Fee

MFS Lifetime Retirement Income Fund

0.75%

0.25%

1.00%

1.00%

$217,684

MFS Lifetime 2010 Fund

0.75%

0.25%

1.00%

1.00%

54,728

MFS Lifetime 2020 Fund

0.75%

0.25%

1.00%

1.00%

74,589

MFS Lifetime 2030 Fund

0.75%

0.25%

1.00%

1.00%

36,385

MFS Lifetime 2040 Fund

0.75%

0.25%

1.00%

1.00%

26,113

MFS Lifetime 2050 Fund

0.75%

0.25%

1.00%

1.00%

734

CLASS R1

Distribution Fee Rate (d)

Service Fee Rate (d)

Total Distribution Plan (d)

Annual Effective Rate (e)

Distribution and Service Fee

MFS Lifetime Retirement Income Fund

0.75%

0.25%

1.00%

1.00%

$27,509

MFS Lifetime 2010 Fund

0.75%

0.25%

1.00%

1.00%

39,321

MFS Lifetime 2020 Fund

0.75%

0.25%

1.00%

1.00%

88,545

MFS Lifetime 2030 Fund

0.75%

0.25%

1.00%

1.00%

62,456

MFS Lifetime 2040 Fund

0.75%

0.25%

1.00%

1.00%

41,272

MFS Lifetime 2050 Fund

0.75%

0.25%

1.00%

1.00%

696

CLASS R2

Distribution Fee Rate (d)

Service Fee Rate (d)

Total Distribution Plan (d)

Annual Effective Rate (e)

Distribution and Service Fee

MFS Lifetime Retirement Income Fund

0.25%

0.25%

0.50%

0.50%

$59,784

MFS Lifetime 2010 Fund

0.25%

0.25%

0.50%

0.50%

112,505

MFS Lifetime 2020 Fund

0.25%

0.25%

0.50%

0.50%

271,058

MFS Lifetime 2030 Fund

0.25%

0.25%

0.50%

0.50%

204,109

MFS Lifetime 2040 Fund

0.25%

0.25%

0.50%

0.50%

161,041

MFS Lifetime 2050 Fund

0.25%

0.25%

0.50%

0.50%

348

CLASS R3

Distribution Fee Rate (d)

Service Fee Rate (d)

Total Distribution Plan (d)

Annual Effective Rate (e)

Distribution and Service Fee

MFS Lifetime Retirement Income Fund

—

0.25%

0.25%

0.25%

$12,432

MFS Lifetime 2010 Fund

—

0.25%

0.25%

0.25%

13,319

MFS Lifetime 2020 Fund

—

0.25%

0.25%

0.25%

41,562

MFS Lifetime 2030 Fund

—

0.25%

0.25%

0.25%

37,561

MFS Lifetime 2040 Fund

—

0.25%

0.25%

0.25%

14,887

MFS Lifetime 2050 Fund

—

0.25%

0.25%

0.25%

182

MFS Lifetime Retirement Income Fund

  MFS Lifetime
2010 Fund

  MFS Lifetime
2020 Fund

  MFS Lifetime
2030 Fund

  MFS Lifetime
2040 Fund

  MFS Lifetime
2050 Fund

Total Distribution and Service Fees

$427,607

$271,476

$579,330

$401,863

$280,417

$4,575

(d)
In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)
The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2011, were as follows:

CDSC Imposed

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund

Class A

$—

$40

$17

$—

$—

$—

Class B

2,361

4,050

12,697

3,307

4,657

—

Class C

3,690

1,970

1,213

837

990

—

Shareholder Servicing Agent – MFS
Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds (other than the MFS Commodity Strategy Fund,

Notes to Financial Statements – continued

MFS Global Bond Fund, and MFS Global Real Estate Fund) in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended April 30, 2011, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended April 30, 2011 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund

0.0227%

0.0337%

0.0150%

0.0210%

0.0305%

0.8750%

Trustees’ and Officers’
Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended April 30, 2011, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in miscellaneous expense on the Statement of Operations:

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund

$676

$478

$1,059

$751

$515

$11

MFS has agreed to reimburse each fund for a
portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund

$ 343

$237

$530

$377

$258

$5

Each fund invests in the MFS Institutional Money
Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of
Operations. This money market fund does not pay a management fee to MFS.

(4)

Portfolio Securities

Purchases and sales of shares
of underlying funds aggregated to the following:

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund

Purchases

$52,934,734

$19,012,400

$33,969,210

$23,937,804

$17,352,065

$2,537,704

Sales

$15,695,383

$14,935,428

$22,025,379

$12,320,141

$8,245,692

$87,165

Notes to Financial Statements – continued

(5)

Shares of Beneficial Interest

Each fund’s
Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

Year ended 4/30/11

Year ended 4/30/10

Year ended 4/30/11

Year ended 4/30/10

Shares

Amount

Shares

Amount

Shares

Amount

Shares

Amount

Shares sold

Class A

2,187,604

$23,619,430

1,689,170

$17,057,220

538,240

$6,210,873

476,943

$5,161,977

Class B

292,004

3,144,665

223,386

2,263,230

125,716

1,444,836

61,451

658,881

Class C

1,775,988

19,285,642

1,235,323

12,606,117

237,799

2,683,219

232,765

2,483,928

Class I

606,934

6,523,638

37,792

391,953

13,116

153,060

16,601

175,953

Class R1

646,887

6,967,460

65,208

658,456

121,920

1,392,367

124,123

1,309,541

Class R2

498,548

5,389,913

514,130

5,158,275

874,450

10,086,946

849,555

9,120,371

Class R3

261,446

2,806,509

181,954

1,809,731

270,645

3,154,004

139,057

1,500,655

Class R4

2,244

24,764

4,929

51,221

24,312

269,748

5,688

61,487

6,271,655

$67,762,021

3,951,892

$39,996,203

2,206,198

$25,395,053

1,906,183

$20,472,793

Shares issued to shareholders in reinvestment of distributions

Class A

55,683

$605,147

32,097

$326,187

26,356

$303,880

21,149

$229,677

Class B

6,722

73,092

4,737

47,890

3,357

38,507

3,913

42,301

Class C

34,599

376,420

15,856

161,698

8,146

92,543

5,097

54,689

Class I

2,759

30,125

1,034

10,494

1,304

15,095

1,384

15,081

Class R1

5,535

60,504

2,219

22,376

7,998

90,942

7,713

82,757

Class R2

27,134

294,185

25,903

261,970

46,674

534,421

48,446

522,738

Class R3

12,829

139,029

20,897

210,498

10,567

121,948

15,774

171,302

Class R4

334

3,618

270

2,733

764

8,827

401

4,365

145,595

$1,582,120

103,013

$1,043,846

105,166

$1,206,163

103,877

$1,122,910

Shares reacquired

Class A

(1,036,827
)

$(11,152,140
)

(263,841
)

$(2,698,072
)

(351,554
)

$(4,108,508
)

(293,583
)

$(3,173,760
)

Class B

(112,709
)

(1,198,427
)

(88,209
)

(891,461
)

(85,175
)

(973,866
)

(65,142
)

(693,356
)

Class C

(425,617
)

(4,593,409
)

(102,017
)

(1,039,992
)

(103,966
)

(1,196,554
)

(84,343
)

(890,419
)

Class I

(187,324
)

(2,060,155
)

(8,323
)

(87,835
)

(8,684
)

(103,875
)

(12,731
)

(141,505
)

Class R1

(439,100
)

(4,763,007
)

(47,701
)

(485,842
)

(88,957
)

(1,014,131
)

(87,464
)

(914,633
)

Class R2

(399,650
)

(4,374,145
)

(215,688
)

(2,168,275
)

(907,575
)

(10,454,985
)

(330,866
)

(3,539,448
)

Class R3

(146,106
)

(1,584,522
)

(374,924
)

(3,889,320
)

(251,401
)

(2,900,868
)

(154,907
)

(1,699,052
)

Class R4

(1,652
)

(18,339
)

(670
)

(7,019
)

(19,020
)

(216,942
)

(1,883
)

(20,655
)

(2,748,985
)

$(29,744,144
)

(1,101,373
)

$(11,267,816
)

(1,816,332
)

$(20,969,729
)

(1,030,919
)

$(11,072,828
)

Net change

Class A

1,206,460

$13,072,437

1,457,426

$14,685,335

213,042

$2,406,245

204,509

$2,217,894

Class B

186,017

2,019,330

139,914

1,419,659

43,898

509,477

222

7,826

Class C

1,384,970

15,068,653

1,149,162

11,727,823

141,979

1,579,208

153,519

1,648,198

Class I

422,369

4,493,608

30,503

314,612

5,736

64,280

5,254

49,529

Class R1

213,322

2,264,957

19,726

194,990

40,961

469,178

44,372

477,665

Class R2

126,032

1,309,953

324,345

3,251,970

13,549

166,382

567,135

6,103,661

Class R3

128,169

1,361,016

(172,073
)

(1,869,091
)

29,811

375,084

(76
)

(27,095
)

Class R4

926

10,043

4,529

46,935

6,056

61,633

4,206

45,197

3,668,265

$39,599,997

2,953,532

$29,772,233

495,032

$5,631,487

979,141

$10,522,875

Notes to Financial Statements – continued

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

Year ended 4/30/11

Year ended 4/30/10

Year ended 4/30/11

Year ended 4/30/10

Shares

Amount

Shares

Amount

Shares

Amount

Shares

Amount

Shares sold

Class A

733,304

$7,814,563

861,465

$8,234,992

535,419

$5,430,900

439,289

$3,901,930

Class B

171,289

1,816,470

139,458

1,337,920

107,427

1,089,117

110,945

974,943

Class C

386,320

4,056,135

266,577

2,556,288

301,713

3,024,785

168,692

1,509,461

Class I

62,310

681,335

34,339

316,305

89,847

945,920

68,395

560,152

Class R1

201,556

2,103,755

276,600

2,546,846

162,274

1,608,500

314,974

2,671,305

Class R2

1,793,663

19,037,135

1,706,306

16,102,874

1,534,683

15,313,530

1,603,164

13,998,063

Class R3

489,088

5,287,131

360,982

3,425,712

436,518

4,391,873

414,727

3,617,825

Class R4

98,792

987,275

9,296

90,064

56,858

533,941

16,877

153,828

3,936,322

$41,783,799

3,655,023

$34,611,001

3,224,739

$32,338,566

3,137,063

$27,387,507

Shares issued to shareholders in reinvestment of distributions

Class A

44,848

$487,494

37,268

$365,601

17,465

$183,210

14,819

$136,039

Class B

5,869

63,440

7,042

68,803

2,767

28,807

3,318

30,291

Class C

7,924

85,021

6,690

64,890

2,699

28,013

1,633

14,872

Class I

2,456

26,793

2,510

24,703

3,493

36,750

4,072

37,499

Class R1

10,875

117,344

16,410

159,836

4,665

48,608

9,686

88,338

Class R2

98,649

1,066,400

101,525

990,887

55,329

575,970

59,482

542,475

Class R3

32,443

352,651

37,022

363,183

23,463

245,656

26,241

240,630

Class R4

1,071

11,670

761

7,477

1,032

10,846

352

3,236

204,135

$2,210,813

209,228

$2,045,380

110,913

$1,157,860

119,603

$1,093,380

Shares reacquired

Class A

(328,605
)

$(3,485,082
)

(318,985
)

$(3,061,579
)

(192,936
)

$(1,946,220
)

(92,109
)

$(810,830
)

Class B

(118,807
)

(1,232,423
)

(115,496
)

(1,110,667
)

(59,581
)

(593,819
)

(57,145
)

(484,180
)

Class C

(131,588
)

(1,391,835
)

(70,064
)

(661,936
)

(67,444
)

(669,827
)

(49,085
)

(437,987
)

Class I

(19,978
)

(208,056
)

(34,682
)

(347,454
)

(32,101
)

(310,971
)

(32,246
)

(289,568
)

Class R1

(286,994
)

(2,977,269
)

(246,742
)

(2,329,862
)

(253,045
)

(2,544,489
)

(185,482
)

(1,676,241
)

Class R2

(1,350,081
)

(14,529,731
)

(932,648
)

(8,964,009
)

(1,126,050
)

(11,425,858
)

(734,389
)

(6,402,277
)

Class R3

(394,435
)

(4,245,261
)

(317,071
)

(2,979,268
)

(262,792
)

(2,648,257
)

(255,078
)

(2,245,971
)

Class R4

(95,316
)

(995,993
)

(2,357
)

(23,703
)

(25,152
)

(247,904
)

(3,665
)

(32,230
)

(2,725,804
)

$(29,065,650
)

(2,038,045
)

$(19,478,478
)

(2,019,101
)

$(20,387,345
)

(1,409,199
)

$(12,379,284
)

Net change

Class A

449,547

$4,816,975

579,748

$5,539,014

359,948

$3,667,890

361,999

$3,227,139

Class B

58,351

647,487

31,004

296,056

50,613

524,105

57,118

521,054

Class C

262,656

2,749,321

203,203

1,959,242

236,968

2,382,971

121,240

1,086,346

Class I

44,788

500,072

2,167

(6,446
)

61,239

671,699

40,221

308,083

Class R1

(74,563
)

(756,170
)

46,268

376,820

(86,106
)

(887,381
)

139,178

1,083,402

Class R2

542,231

5,573,804

875,183

8,129,752

463,962

4,463,642

928,257

8,138,261

Class R3

127,096

1,394,521

80,933

809,627

197,189

1,989,272

185,890

1,612,484

Class R4

4,547

2,952

7,700

73,838

32,738

296,883

13,564

124,834

1,414,653

$14,928,962

1,826,206

$17,177,903

1,316,551

$13,109,081

1,847,467

$16,101,603

Notes to Financial Statements – continued

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund

Year ended 4/30/11

Year ended 4/30/10

Year ended 4/30/11 (c)

Year ended 4/30/10

Shares

Amount

Shares

Amount

Shares

Amount

Shares

Amount

Shares sold

Class A

334,918

$3,348,387

409,230

$3,541,273

155,270

$1,652,241

—

$—

Class B

71,271

728,116

72,867

615,216

14,149

147,885

—

—

Class C

163,822

1,618,718

140,211

1,197,776

13,739

143,891

—

—

Class I

59,233

596,372

50,347

428,693

14,277

148,142

—

—

Class R1

152,194

1,495,538

168,470

1,411,829

10,001

100,015

—

—

Class R2

1,507,856

14,834,336

1,519,388

12,949,090

10,019

100,222

—

—

Class R3

259,122

2,592,803

229,260

1,961,226

11,760

120,245

—

—

Class R4

37,529

345,045

6,892

61,025

10,000

100,000

—

—

2,585,945

$25,559,315

2,596,665

$22,166,128

239,215

$2,512,641

—

$—

Shares issued to shareholders in reinvestment of distributions

Class A

10,569

$109,711

11,819

$106,610

1,514

$ 16,770

—

$—

Class B

1,166

12,069

2,228

20,054

91

1,009

—

—

Class C

1,271

13,042

1,837

16,427

91

1,009

—

—

Class I

3,660

38,175

4,044

36,599

132

1,466

—

—

Class R1

2,959

30,444

5,048

45,179

91

1,009

—

—

Class R2

38,633

398,688

46,796

419,758

105

1,167

—

—

Class R3

8,087

83,944

10,687

96,397

112

1,246

—

—

Class R4

692

7,216

458

4,144

120

1,324

—

—

67,037

$693,289

82,917

$745,168

2,256

$25,000

—

$—

Shares reacquired

Class A

(161,329
)

$(1,616,920
)

(150,140
)

$(1,313,280
)

(4,803
)

$(55,443
)

—

$—

Class B

(45,542
)

(446,292
)

(58,238
)

(504,255
)

—

—

—

—

Class C

(70,166
)

(687,759
)

(39,948
)

(326,261
)

—

—

—

—

Class I

(21,111
)

(217,528
)

(11,572
)

(100,351
)

(1,611
)

(18,160
)

—

—

Class R1

(89,979
)

(869,959
)

(119,322
)

(1,031,797
)

—

—

—

—

Class R2

(1,066,677
)

(10,801,646
)

(652,168
)

(5,652,239
)

—

—

—

—

Class R3

(138,539
)

(1,351,928
)

(191,418
)

(1,673,707
)

—

—

—

—

Class R4

(18,938
)

(192,840
)

(1,679
)

(14,956
)

—

—

—

—

(1,612,281
)

$(16,184,872
)

(1,224,485
)

$(10,616,846
)

(6,414
)

$(73,603
)

—

$—

Net change

Class A

184,158

$1,841,178

270,909

$2,334,603

151,981

$1,613,568

—

$—

Class B

26,895

293,893

16,857

131,015

14,240

148,894

—

—

Class C

94,927

944,001

102,100

887,942

13,830

144,900

—

—

Class I

41,782

417,019

42,819

364,941

12,798

131,448

—

—

Class R1

65,174

656,023

54,196

425,211

10,092

101,024

—

—

Class R2

479,812

4,431,378

914,016

7,716,609

10,124

101,389

—

—

Class R3

128,670

1,324,819

48,529

383,916

11,872

121,491

—

—

Class R4

19,283

159,421

5,671

50,213

10,120

101,324

—

—

1,040,701

$10,067,732

1,455,097

$12,294,450

235,057

$2,464,038

—

$—

(c)
For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(6)

Line of Credit

Each fund, excluding the MFS
Lifetime 2050 Fund, and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to participating funds, based on their borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the

Notes to Financial Statements – continued

participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended April 30, 2011, each fund’s commitment fee and interest expense were equal to the following and are included in miscellaneous expense on the Statements of Operations:

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund

Commitment Fee

$687

$453

$1,005

$749

$515

N/A

Interest Expense

—

—

—

—

—

—

(7)

Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

MFS Lifetime Retirement Income Fund

Underlying Affiliated Funds

Beginning Share/Par Amount

Acquisitions Share/Par Amount

Dispositions Share/Par Amount

Ending Share/Par Amount

MFS Commodity Strategy Fund

—

87,392

(17,261)

70,131

MFS Core Growth Fund

65,892

56,136

(18,315)

103,713

MFS Diversified Target Return Fund

118,490

121,257

(18,921)

220,826

MFS Emerging Markets Debt Fund

116,609

40,755

(87,808)

69,556

MFS Global Bond Fund

—

511,129

(42,078)

469,051

MFS Global Real Estate Fund

37,662

40,506

(10,375)

67,793

MFS Government Securities Fund

556,917

551,158

(109,153)

998,922

MFS High Income Fund

503,680

447,539

(94,279)

856,940

MFS Inflation-Adjusted Bond Fund

554,960

517,297

(115,623)

956,634

MFS Institutional Money Market Portfolio

—

4,189,555

(4,182,671)

6,884

MFS International Growth Fund

24,148

18,216

(6,608)

35,756

MFS International Value Fund

23,669

18,656

(5,759)

36,566

MFS Limited Maturity Fund

1,819,103

1,782,200

(310,357)

3,290,946

MFS Mid Cap Growth Fund

202,775

168,661

(73,224)

298,212

MFS Mid Cap Value Fund

138,453

108,004

(38,926)

207,531

MFS New Discovery Fund

51,644

41,930

(21,860)

71,714

MFS Research Bond Fund

1,372,425

1,134,361

(390,244)

2,116,542

MFS Research Fund

212,051

161,477

(76,079)

297,449

MFS Research International Fund

119,173

89,571

(31,891)

176,853

MFS Value Fund

50,852

43,011

(12,118)

81,745

Underlying Affiliated Funds

Realized Gain (Loss)

Capital Gain Distributions

Dividend Income

Ending Value

MFS Commodity Strategy Fund

$6,927

$ —

$2,225

$1,016,902

MFS Core Growth Fund

(1,926)

—

—

2,033,805

MFS Diversified Target Return Fund

(4,821)

—

43,629

2,033,805

MFS Emerging Markets Debt Fund

39,469

17,485

46,397

1,016,902

MFS Global Bond Fund

(10,879)

13,725

106,170

5,084,512

MFS Global Real Estate Fund

(10,486)

78,736

45,014

1,016,903

MFS Government Securities Fund

(14,707)

—

251,837

10,169,025

MFS High Income Fund

(2,365)

—

169,920

3,050,707

MFS Inflation-Adjusted Bond Fund

(16,181)

31,911

159,696

10,169,025

MFS Institutional Money Market Portfolio

—

—

69

6,884

MFS International Growth Fund

(1,800)

—

7,883

1,016,902

MFS International Value Fund

(2,309)

—

10,449

1,016,902

MFS Limited Maturity Fund

(45,305)

—

530,408

20,338,049

MFS Mid Cap Growth Fund

6,670

—

—

3,050,707

MFS Mid Cap Value Fund

(848)

—

20,336

3,050,707

MFS New Discovery Fund

8,424

93,278

—

2,033,805

MFS Research Bond Fund

(14,444)

—

698,202

22,371,854

MFS Research Fund

(46,518)

—

61,535

8,135,220

MFS Research International Fund

(8,782)

—

37,657

3,050,707

MFS Value Fund

(2,256)

—

25,432

2,033,815

$(122,137)

$235,135

$2,216,859

$101,697,138

Notes to Financial Statements – continued

MFS Lifetime 2010 Fund

Underlying Affiliated Funds

Beginning Share/Par Amount

Acquisitions Share/Par Amount

Dispositions Share/Par Amount

Ending Share/Par Amount

MFS Commodity Strategy Fund

—

59,158

(19,784)

39,374

MFS Core Growth Fund

65,474

19,615

(26,861)

58,228

MFS Diversified Target Return Fund

100,822

41,163

(18,007)

123,978

MFS Emerging Markets Debt Fund

104,770

10,592

(76,311)

39,051

MFS Global Bond Fund

—

308,550

(45,211)

263,339

MFS Global Real Estate Fund

32,001

20,563

(14,502)

38,062

MFS Government Securities Fund

473,513

173,530

(86,218)

560,825

MFS High Income Fund

452,279

115,376

(86,543)

481,112

MFS Inflation-Adjusted Bond Fund

472,475

156,564

(91,955)

537,084

MFS Institutional Money Market Portfolio

—

4,195,959

(4,138,280)

57,679

MFS International Growth Fund

22,267

7,407

(9,599)

20,075

MFS International Value Fund

21,802

7,245

(8,518)

20,529

MFS Limited Maturity Fund

1,481,302

593,551

(227,215)

1,847,638

MFS Mid Cap Growth Fund

178,914

69,465

(80,954)

167,425

MFS Mid Cap Value Fund

121,879

45,948

(51,313)

116,514

MFS New Discovery Fund

43,915

19,042

(22,695)

40,262

MFS Research Bond Fund

1,146,892

356,390

(314,991)

1,188,291

MFS Research Fund

176,022

72,636

(81,661)

166,997

MFS Research International Fund

104,127

41,128

(45,965)

99,290

MFS Value Fund

50,387

15,403

(19,895)

45,895

Underlying Affiliated Funds

Realized Gain (Loss)

Capital Gain Distributions

Dividend Income

Ending Value

MFS Commodity Strategy Fund

$21,984

$ —

$1,441

$570,920

MFS Core Growth Fund

22,885

—

—

1,141,843

MFS Diversified Target Return Fund

(1,080)

—

28,204

1,141,840

MFS Emerging Markets Debt Fund

135,533

11,345

33,415

570,920

MFS Global Bond Fund

(5,172)

8,869

68,818

2,854,600

MFS Global Real Estate Fund

(2,259)

57,140

29,138

570,923

MFS Government Securities Fund

(14,227)

—

170,456

5,709,200

MFS High Income Fund

683

—

116,834

1,712,760

MFS Inflation-Adjusted Bond Fund

(9,009)

20,483

109,420

5,709,200

MFS Institutional Money Market Portfolio

—

—

38

57,679

MFS International Growth Fund

11,743

—

5,107

570,920

MFS International Value Fund

4,383

—

6,748

570,920

MFS Limited Maturity Fund

(37,163)

—

356,544

11,418,400

MFS Mid Cap Growth Fund

89,877

—

—

1,712,760

MFS Mid Cap Value Fund

65,715

—

13,128

1,712,760

MFS New Discovery Fund

51,253

62,087

—

1,141,840

MFS Research Bond Fund

(4,549)

—

470,725

12,560,240

MFS Research Fund

44,205

—

39,693

4,567,360

MFS Research International Fund

16,256

—

24,780

1,712,760

MFS Value Fund

20,523

—

18,140

1,141,856

$411,581

$159,924

$1,492,629

$57,149,701

Notes to Financial Statements – continued

MFS Lifetime 2020 Fund

Underlying Affiliated Funds

Beginning Share/Par Amount

Acquisitions Share/Par Amount

Dispositions Share/Par Amount

Ending Share/Par Amount

MFS Commodity Strategy Fund

—

337,463

(79,796)

257,667

MFS Core Growth Fund

576,706

80,610

(117,455)

539,861

MFS Diversified Target Return Fund

111,822

53,709

(2,873)

162,658

MFS Emerging Markets Debt Fund

366,325

76,908

(165,752)

277,481

MFS Emerging Markets Equity Fund

3,317

—

(3,317)

—

MFS Global Bond Fund

—

663,848

(37,218)

626,630

MFS Global Real Estate Fund

148,570

52,228

(29,836)

170,962

MFS Government Securities Fund

960,596

426,790

(64,698)

1,322,688

MFS High Income Fund

1,586,806

435,061

(124,188)

1,897,679

MFS Inflation-Adjusted Bond Fund

525,347

222,653

(42,927)

705,073

MFS Institutional Money Market Portfolio

—

5,155,520

(5,155,509)

11

MFS International Growth Fund

142,812

24,699

(29,267)

138,244

MFS International New Discovery Fund

59,072

6,160

(15,708)

49,524

MFS International Value Fund

139,720

22,466

(19,864)

142,322

MFS Limited Maturity Fund

—

243,584

—

243,584

MFS Mid Cap Growth Fund

919,813

150,285

(188,761)

881,337

MFS Mid Cap Value Fund

628,107

82,309

(93,926)

616,490

MFS New Discovery Fund

151,343

28,794

(41,335)

138,802

MFS Research Bond Fund

1,464,962

509,243

(371,234)

1,602,971

MFS Research Fund

398,674

67,859

(79,257)

387,276

MFS Research International Fund

458,758

79,497

(81,871)

456,384

MFS Value Fund

443,775

62,530

(80,229)

426,076

Underlying Affiliated Funds

Realized Gain (Loss)

Capital Gain Distributions

Dividend Income

Ending Value

MFS Commodity Strategy Fund

$154,832

$ —

$9,498

$3,736,180

MFS Core Growth Fund

(400,885)

—

—

10,586,673

MFS Diversified Target Return Fund

(762)

—

31,954

1,498,081

MFS Emerging Markets Debt Fund

141,446

73,810

193,478

4,056,767

MFS Emerging Markets Equity Fund

38,408

—

—

—

MFS Global Bond Fund

(6,541)

19,170

154,191

6,792,672

MFS Global Real Estate Fund

4,731

252,119

125,422

2,564,434

MFS Government Securities Fund

(8,413)

—

372,937

13,464,965

MFS High Income Fund

(43,881)

—

430,456

6,755,739

MFS Inflation-Adjusted Bond Fund

(1,166)

22,815

125,842

7,494,921

MFS Institutional Money Market Portfolio

—

—

78

11

MFS International Growth Fund

37,686

—

33,645

3,931,655

MFS International New Discovery Fund

(57,733)

—

13,370

1,206,889

MFS International Value Fund

12,477

—

44,403

3,957,972

MFS Limited Maturity Fund

—

—

12,999

1,505,348

MFS Mid Cap Growth Fund

(129,019)

—

—

9,016,078

MFS Mid Cap Value Fund

(111,215)

—

68,754

9,062,399

MFS New Discovery Fund

175,125

209,071

—

3,936,420

MFS Research Bond Fund

22,367

—

581,946

16,943,402

MFS Research Fund

(145,119)

—

88,502

10,591,993

MFS Research International Fund

(226,291)

—

106,778

7,872,632

MFS Value Fund

(361,397)

—

154,323

10,600,762

$(905,350)

$576,985

$2,548,576

135,575,993

Notes to Financial Statements – continued

MFS Lifetime 2030 Fund

Underlying Affiliated Funds

Beginning Share/Par Amount

Acquisitions Share/Par Amount

Dispositions Share/Par Amount

Ending Share/Par Amount

MFS Commodity Strategy Fund

—

363,910

(52,002)

311,908

MFS Core Growth Fund

543,417

122,898

(71,091)

595,224

MFS Diversified Target Return Fund

36,765

27,698

(2,974)

61,489

MFS Emerging Markets Debt Fund

117,669

54,052

(55,048)

116,673

MFS Emerging Markets Equity Fund

37,575

7,406

(5,264)

39,717

MFS Global Bond Fund

—

225,406

(15,278)

210,128

MFS Global Real Estate Fund

202,580

91,426

(29,933)

264,073

MFS High Income Fund

510,365

340,284

(52,613)

798,036

MFS Inflation-Adjusted Bond Fund

270,614

155,313

(52,916)

373,011

MFS Institutional Money Market Portfolio

—

3,944,285

(3,944,274)

11

MFS International Growth Fund

192,314

38,398

(19,663)

211,049

MFS International New Discovery Fund

116,373

18,278

(13,944)

120,707

MFS International Value Fund

188,449

45,922

(18,430)

215,941

MFS Mid Cap Growth Fund

904,776

166,783

(130,313)

941,246

MFS Mid Cap Value Fund

616,499

110,164

(71,443)

655,220

MFS New Discovery Fund

154,088

32,267

(26,558)

159,797

MFS Research Bond Fund

266,181

104,952

(103,477)

267,656

MFS Research Fund

278,954

63,099

(43,639)

298,414

MFS Research International Fund

414,709

93,594

(68,156)

440,147

MFS Value Fund

419,811

101,285

(51,911)

469,185

Underlying Affiliated Funds

Realized Gain (Loss)

Capital Gain Distributions

Dividend Income

Ending Value

MFS Commodity Strategy Fund

$37,547

$ —

$10,466

$4,522,666

MFS Core Growth Fund

(221,710)

—

—

11,672,335

MFS Diversified Target Return Fund

(840)

—

11,764

566,316

MFS Emerging Markets Debt Fund

(2,148)

27,705

70,165

1,705,765

MFS Emerging Markets Equity Fund

3,119

—

5,141

1,468,349

MFS Global Bond Fund

(5,659)

5,759

46,321

2,277,785

MFS Global Real Estate Fund

(24,327)

354,161

184,158

3,961,096

MFS High Income Fund

(12,776)

—

156,578

2,841,008

MFS Inflation-Adjusted Bond Fund

(2,057)

12,268

65,848

3,965,107

MFS Institutional Money Market Portfolio

—

—

70

11

MFS International Growth Fund

7,053

—

48,636

6,002,232

MFS International New Discovery Fund

(13,578)

—

29,465

2,941,636

MFS International Value Fund

1,595

—

64,357

6,005,332

MFS Mid Cap Growth Fund

(152,464)

—

—

9,628,944

MFS Mid Cap Value Fund

(105,897)

—

67,762

9,631,735

MFS New Discovery Fund

27,498

223,787

—

4,531,849

MFS Research Bond Fund

7,934

—

96,857

2,829,123

MFS Research Fund

(154,126)

—

64,345

8,161,627

MFS Research International Fund

(305,615)

—

96,403

7,592,539

MFS Value Fund

(293,697)

—

157,486

11,673,319

$(1,210,148)

$623,680

$1,175,822

$101,978,774

Notes to Financial Statements – continued

MFS Lifetime 2040 Fund

Underlying Affiliated Funds

Beginning Share/Par Amount

Acquisitions Share/Par Amount

Dispositions Share/Par Amount

Ending Share/Par Amount

MFS Commodity Strategy Fund

—

286,516

(41,433)

245,083

MFS Core Growth Fund

381,674

108,856

(55,056)

435,474

MFS Emerging Markets Equity Fund

33,110

9,257

(3,990)

38,377

MFS Global Real Estate Fund

167,528

91,283

(21,643)

237,168

MFS Inflation-Adjusted Bond Fund

125,255

71,184

(29,574)

166,865

MFS Institutional Money Market Portfolio

—

3,537,868

(3,533,598)

4,270

MFS International Growth Fund

148,852

39,659

(13,342)

175,169

MFS International New Discovery Fund

101,594

25,119

(9,902)

116,811

MFS International Value Fund

145,374

48,182

(14,310)

179,246

MFS Mid Cap Growth Fund

669,892

154,528

(129,365)

695,055

MFS Mid Cap Value Fund

457,555

105,741

(79,190)

484,106

MFS New Discovery Fund

115,467

32,621

(22,599)

125,489

MFS Research Bond Fund

123,129

70,200

(25,522)

167,807

MFS Research Fund

188,663

52,455

(32,945)

208,173

MFS Research International Fund

278,747

79,420

(28,071)

330,096

MFS Value Fund

294,281

91,415

(42,435)

343,261

Underlying Affiliated Funds

Realized Gain (Loss)

Capital Gain Distributions

Dividend Income

Ending Value

MFS Commodity Strategy Fund

$33,029

$ —

$8,039

$3,553,704

MFS Core Growth Fund

(148,605)

—

—

8,539,643

MFS Emerging Markets Equity Fund

1,466

—

4,791

1,418,808

MFS Global Real Estate Fund

(33,589)

302,715

161,095

3,557,513

MFS Inflation-Adjusted Bond Fund

(1,262)

5,622

30,099

1,773,780

MFS Institutional Money Market Portfolio

—

—

77

4,270

MFS International Growth Fund

7,487

—

39,519

4,981,819

MFS International New Discovery Fund

814

—

27,428

2,846,688

MFS International Value Fund

1,639

—

52,394

4,984,823

MFS Mid Cap Growth Fund

(133,220)

—

—

7,110,417

MFS Mid Cap Value Fund

(97,490)

—

49,135

7,116,360

MFS New Discovery Fund

20,651

172,660

—

3,558,861

MFS Research Bond Fund

(835)

—

58,747

1,773,721

MFS Research Fund

(98,464)

—

44,299

5,693,531

MFS Research International Fund

(101,835)

—

71,510

5,694,153

MFS Value Fund

(214,076)

—

113,507

8,540,342

$(764,290)

$480,997

$660,640

$71,148,433

Notes to Financial Statements – continued

MFS Lifetime 2050 Fund

Underlying Affiliated Funds

Beginning Share/Par Amount

Acquisitions Share/Par Amount

Dispositions Share/Par Amount

Ending Share/Par Amount

MFS Commodity Strategy Fund

—

10,456

(534)

9,922

MFS Core Growth Fund

—

17,954

(492)

17,462

MFS Emerging Markets Equity Fund

—

1,587

(44)

1,543

MFS Global Real Estate Fund

—

9,738

(241)

9,497

MFS Inflation-Adjusted Bond Fund

—

7,006

(298)

6,708

MFS Institutional Money Market Portfolio

—

356,646

(344,135)

12,511

MFS International Growth Fund

—

7,163

(134)

7,029

MFS International New Discovery Fund

—

4,763

(82)

4,681

MFS International Value Fund

—

7,413

(207)

7,206

MFS Mid Cap Growth Fund

—

29,195

(1,332)

27,863

MFS Mid Cap Value Fund

—

20,046

(638)

19,408

MFS New Discovery Fund

—

5,364

(323)

5,041

MFS Research Bond Fund

—

6,958

(211)

6,747

MFS Research Fund

—

8,518

(173)

8,345

MFS Research International Fund

—

13,672

(433)

13,239

MFS Value Fund

—

14,095

(342)

13,753

Underlying Affiliated Funds

Realized Gain (Loss)

Capital Gain Distributions

Dividend Income

Ending Value

MFS Commodity Strategy Fund

$285

$ —

$297

$143,872

MFS Core Growth Fund

97

—

—

342,431

MFS Emerging Markets Equity Fund

(19)

—

175

57,036

MFS Global Real Estate Fund

(219)

5,740

5,787

142,447

MFS Inflation-Adjusted Bond Fund

(68)

201

587

71,304

MFS Institutional Money Market Portfolio

—

—

5

12,511

MFS International Growth Fund

32

—

1,441

199,900

MFS International New Discovery Fund

1

—

995

114,075

MFS International Value Fund

24

—

1,902

200,390

MFS Mid Cap Growth Fund

390

—

—

285,041

MFS Mid Cap Value Fund

76

—

1,797

285,294

MFS New Discovery Fund

183

6,274

—

142,959

MFS Research Bond Fund

(28)

—

1,259

71,313

MFS Research Fund

12

—

1,619

228,236

MFS Research International Fund

40

—

2,564

228,381

MFS Value Fund

21

—

2,686

342,167

$827

$12,215

$21,114

$2,867,357

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust XII and Shareholders of MFS Lifetime Funds:

We have audited the accompanying statements of assets and liabilities of MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 and
MFS Lifetime 2050 Fund (the “MFS Lifetime Funds”) (six of the funds constituting MFS Series Trust XII), including the portfolios of investments, as of April 30, 2011, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the MFS Lifetime Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
We were not engaged to perform an audit of the MFS Lifetime Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the MFS Lifetime Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial
highlights referred to above present fairly, in all material respects, the financial position of the MFS Lifetime Funds at April 30, 2011, statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 17, 2011

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2011, are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth

  Position(s) Held
with Fund

  Trustee/Officer
Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

INTERESTED TRUSTEES

  Robert J. Manning (k)
(born 10/20/63)

Trustee

February 2004

Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)

  Robert C. Pozen (k)   (born
8/08/46)

Trustee

February 2004

Massachusetts Financial Services Company, Chairman Emeritus; Chairman (until July 2010)

Medtronic, Inc, (medical devices), Director (since 2004); The Neilsen Company (market research), Director (since 2010); Telesat (satellite communications), Director (until November
2007); Bell Canada Enterprises (telecommunications), Director (until February 2009)

INDEPENDENT TRUSTEES

David H. Gunning (born 5/30/42)

Trustee and Chair of Trustees

January 2004

Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007)

Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining),
Director (until 2008)

Robert E. Butler (born 11/29/41)

Trustee

January 2006

Consultant – investment company industry regulatory and compliance matters

  Maureen R. Goldfarb    (born
4/06/55)

Trustee

January 2009

Private investor

William R. Gutow (born 9/27/41)

Trustee

December 1993

Private investor and real estate consultant; Capital Entertainment Management Company (video franchise), Vice Chairman

Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (born 12/21/44)

Trustee

December 2004

Private investor

  John P. Kavanaugh    (born
11/04/54)

Trustee

January 2009

Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus
Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

J. Dale Sherratt (born 9/23/38)

Trustee

June 1989

Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner

Laurie J. Thomsen (born 8/05/57)

Trustee

March 2005

Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)

The Travelers Companies (property and casualty insurance), Director

Robert W. Uek (born 5/18/41)

Trustee

January 2006

Consultant to investment company industry

Trustees and Officers – continued

Name, Date of Birth

  Position(s) Held
with Fund

  Trustee/Officer
Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

OFFICERS

Maria F. DiOrioDwyer (k) (born 12/01/58)

President

March 2004

Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006)

Christopher R. Bohane (k) (born 1/18/74)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

  John M. Corcoran (k)
(born 4/13/65)

Treasurer

October 2008

Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until
September 2008)

Ethan D. Corey (k) (born 11/21/63)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

David L. DiLorenzo (k) (born 8/10/68)

Assistant Treasurer

July 2005

Massachusetts Financial Services Company, Vice President

Timothy M. Fagan (k) (born 7/10/68)

Assistant Secretary and Assistant Clerk

September 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

Robyn L. Griffin (born 7/04/75)

Assistant Independent Chief Compliance Officer

August 2008

Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant
Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April
2006)

  Brian E. Langenfeld (k)
(born 3/07/73)

Assistant Secretary and Assistant Clerk

June 2006

Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April
2006)

Ellen Moynihan (k) (born 11/13/57)

Assistant Treasurer

April 1997

Massachusetts Financial Services Company, Senior Vice President

  Susan S. Newton (k)   (born
3/07/50)

Assistant Secretary and Assistant Clerk

May 2005

Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Susan A. Pereira (k) (born 11/05/70)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

Mark N. Polebaum (k) (born 5/01/52)

Secretary and Clerk

January 2006

Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner
(until January 2006)

Trustees and Officers – continued

Name, Date of Birth

  Position(s) Held
with Fund

  Trustee/Officer
Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

Frank L. Tarantino (born 3/07/44)

Independent Chief Compliance Officer

June 2004

Tarantino LLC (provider of compliance services), Principal

Richard S. Weitzel (k) (born 7/16/70)

Assistant Secretary and Assistant Clerk

October 2007

Massachusetts Financial Services Company, Vice President and Assistant General Counsel

James O. Yost (k) (born 6/12/60)

Assistant Treasurer

September 1990

Massachusetts Financial Services Company, Senior Vice President

(h)
Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from
December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. DiOrioDwyer served as Treasurer of the Funds.

(j)
Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(k)
“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2011, the Trustees served as board members of 105 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser

Custodian

Massachusetts Financial Services Company

State Street Bank and Trust

500 Boylston Street, Boston, MA 02116-3741

1 Lincoln Street, Boston, MA 02111-2900

Distributor

Independent Registered Public Accounting Firm

MFS Fund Distributors, Inc.

Ernst & Young LLP

500 Boylston Street, Boston, MA 02116-3741

200 Clarendon Street, Boston, MA 02116

Portfolio Manager

Joseph Flaherty

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general
description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at
http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a
complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio
holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2011 income tax forms in January 2012. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

Dividends Received Deductions

MFS Lifetime Retirement Income Fund

5.54%

MFS Lifetime 2010 Fund

6.20%

MFS Lifetime 2020 Fund

13.97%

MFS Lifetime 2030 Fund

24.37%

MFS Lifetime 2040 Fund

29.02%

MFS Lifetime 2050 Fund

25.05%

rev. 3/11

FACTS

WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.
Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we
do.

What?

The types of personal
information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal
information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information

Does MFS share?

Can you limit this sharing?

  For our everyday business purposes
–   such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

Yes

No

  For our marketing purposes –
to offer our products and services to you

No

We don’t share

For joint marketing with other financial companies

No

We don’t share

  For our affiliates’ everyday business purposes
– information about your transactions and experiences

No

We don’t share

  For our affiliates’ everyday business purposes
– information about your creditworthiness

No

We don’t share

For nonaffiliates to market to you

No

We don’t share

Questions?

Call 800-225-2606 or go to
mfs.com.

Who we are

Who is providing this notice?

MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors,
Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do

How does MFS
protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.

How does MFS collect my personal information?

We collect your personal information, for example,
when you

• open an account or
provide account information

• direct us to buy securities or direct us to sell your
securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit
only

• sharing for
affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates

Companies related by common ownership or control.
They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates

  Companies not related by common ownership or
control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.

Joint Marketing

  A formal agreement between nonaffiliated financial
companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information

If you own an MFS product or receive an
MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mailso you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2.
Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or
eDelivery may not be available to you.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA
02205-5824

Overnight mail

MFS Service
Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.
CODE OF ETHICS.

The Registrant has
adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the
Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Ms. Thomsen are
“independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission
has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The
Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to certain series of the Registrant (collectively, the “Funds”). The tables below set forth the audit fees billed to the
Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended April 30,
2011 and 2010, audit fees billed to the Funds by E&Y were as follows:

Audit Fees

2011

2010

Fees billed by E&Y:

MFS Lifetime Retirement Income Fund

25,553

25,284

MFS Lifetime 2011 Fund

25,553

25,284

MFS Lifetime 2020 Fund

25,553

25,284

MFS Lifetime 2030 Fund

25,553

25,284

MFS Lifetime 2040 Fund

25,553

25,284

MFS Lifetime 2050 Fund

13,050

N/A
**

Total

140,815

126,420

For the fiscal years ended April 30, 2011 and 2010, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Audit-Related Fees[1]

Tax Fees[2]

All Other Fees[3]

2011

2010

2011

2010

2011

2010

Fees billed by E&Y:

To MFS Lifetime Retirement Income Fund

0

0

4,671

4,621

0

0

To MFS Lifetime 2011 Fund

0

0

4,671

4,621

0

0

To MFS Lifetime 2020 Fund

0

0

4,671

4,621

0

0

To MFS Lifetime 2030 Fund

0

0

4,671

4,621

0

0

To MFS Lifetime 2040 Fund

0

0

4,671

4,621

0

0

To MFS Lifetime 2050 Fund

0

N/A
**

4,650

N/A
**

0

N/A
**

Total fees billed by E&Y

0

0

28,005

23,105

0

0

To above Funds:

To MFS and MFS Related Entities of MFS Lifetime Retirement Income Fund*

0

0

0

0

0

0

To MFS and MFS Related Entities of MFS Lifetime 2011 Fund*

0

0

0

0

0

0

To MFS and MFS Related Entities of MFS Lifetime 2020 Fund*

0

0

0

0

0

0

To MFS and MFS Related Entities of MFS Lifetime 2030 Fund*

0

0

0

0

0

0

To MFS and MFS Related Entities of MFS Lifetime 2040 Fund*

0

0

0

0

0

0

To MFS and MFS Related Entities of MFS Lifetime 2050 Fund*

0

0

0

0

0

0

2011

2010

Aggregate fees for non-audit services:

To MFS Lifetime Retirement Income Fund, MFS and MFS Related Entities#

232,345

216,421

To MFS Lifetime 2011 Fund, MFS and MFS Related Entities#

232,345

216,421

To MFS Lifetime 2020 Fund, MFS and MFS Related Entities#

232,345

216,421

To MFS Lifetime 2030 Fund, MFS and MFS Related Entities#

232,345

216,421

To MFS Lifetime 2040 Fund, MFS and MFS Related Entities#

232,345

216,421

To MFS Lifetime 2050 Fund, MFS and MFS Related Entities#

232,324

211,800

*
This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds
(portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

**
MFS Lifetime 2050 Fund commenced investment operations in September, 2010.

#
This amount reflects the aggregate fees billed by Deloitte or E&Y, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]
  The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or

local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]
  The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit
Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit
Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire
Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.
INVESTMENTS

A schedule of investments of
the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.
PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.
PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.
CONTROLS AND PROCEDURES.

(a)
Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange
Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a)
File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the
Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR
270.30a-2): Attached hereto.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)),
Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*

MARIA F. DIORIODWYER

Maria F. DiOrioDwyer, President

Date: June 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

MARIA F. DIORIODWYER

Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: June 17, 2011

By (Signature and Title)*

JOHN M. CORCORAN

John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2011

*
Print name and title of each signing officer under his or her signature.